UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 62.1%
Aerospace/Defense – 0.3%
General Dynamics Corp.
$1,525,000	1.000%		11/15/17	$ 1,514,746

Automotive(a) – 0.7%
Daimler Finance North America LLC
1,400,000	1.650		05/18/18	1,392,366
1,050,000	2.250		03/02/20	1,037,291
Harley-Davidson Financial Services, Inc.(b)
800,000	2.150		02/26/20	793,462

				3,223,119

Banks – 27.3%
ABN AMRO Bank NV(a)(c)
3,950,000	1.079		10/28/16	3,967,498
American Express Credit Corp.(b)
3,675,000	2.375		05/26/20	3,647,449
Australia & New Zealand Banking Group Ltd.
850,000	0.900		02/12/16	851,677
3,525,000	1.250		01/10/17	3,525,603
2,625,000	1.500		01/16/18	2,622,091
Bank of America Corp.
6,125,000	6.000		09/01/17	6,656,956
Bank of Montreal(c)
2,325,000	0.532		09/24/15	2,326,030
Bank of Nova Scotia
2,625,000	0.750		10/09/15	2,626,843
Bank of Scotland PLC(a)
100,000	5.250		02/21/17	106,690
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)(c)
900,000	0.692		03/10/17	899,325
Barclays Bank PLC(c)
4,350,000	0.856		02/17/17	4,335,084
BNP Paribas SA
900,000	2.375		05/21/20	889,184
BPCE SA
1,726,000	2.500		12/10/18	1,751,986
Capital One Bank USA NA(b)
2,075,000	1.150		11/21/16	2,071,047
1,325,000	0.777	(c)	02/13/17	1,320,706
Citigroup, Inc.
1,425,000	6.125		11/21/17	1,565,328
Commonwealth Bank of Australia(a)(c)
2,875,000	0.646		03/13/17	2,876,156
Compass Bank(b)
1,250,000	1.850		09/29/17	1,247,565
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(c)
3,450,000	0.766		03/18/16	3,459,777
Credit Agricole SA(a)(c)
2,975,000	1.121		10/03/16	2,989,795
Credit Suisse AG(c)
3,900,000	0.772		05/26/17	3,888,694
Credit Suisse New York
1,475,000	1.750		01/29/18	1,471,497
Fifth Third Bank(b)(c)
3,725,000	0.786		11/18/16	3,730,301
HSBC USA, Inc.
3,075,000	1.500		11/13/17	3,065,129
ING Bank NV(a)
1,875,000	1.375		03/07/16	1,882,106
1,600,000	1.800		03/16/18	1,600,994

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA
$2,750,000	3.125%		01/15/16	$ 2,770,963
JPMorgan Chase & Co.
1,200,000	6.400		10/02/17	1,321,609
3,925,000	0.909	(c)	01/28/19	3,918,002
Lloyds Bank PLC
2,725,000	1.750		03/16/18	2,718,198
Macquarie Bank Ltd.(a)(c)
2,600,000	0.736		06/15/16	2,603,388
Mizuho Corporate Bank Ltd.(a)
1,475,000	2.550		03/17/17	1,500,724
1,150,000	1.550		10/17/17	1,146,283
Morgan Stanley & Co.
1,525,000	4.750		03/22/17	1,608,020
4,525,000	1.128	(c)	01/24/19	4,523,308
MUFG Americas Holdings Corp.(b)
550,000	1.625		02/09/18	546,245
Nordea Bank AB(a)(c)
3,550,000	0.737		05/13/16	3,562,191
NRAM PLC(a)
1,400,000	5.625		06/22/17	1,527,870
PNC Bank NA(b)
3,050,000	1.150		11/01/16	3,056,110
Royal Bank of Canada
1,775,000	0.850		03/08/16	1,779,281
Royal Bank of Scotland PLC
2,625,000	4.375		03/16/16	2,682,978
Santander Bank NA(b)
950,000	2.000		01/12/18	947,795
Santander Holdings USA, Inc.(b)
250,000	2.650		04/17/20	245,254
Sparebank 1 Boligkreditt AS(a)
13,400,000	2.625		05/26/16	13,620,501
Sumitomo Mitsui Banking Corp.
1,700,000	0.701	(c)	01/10/17	1,699,986
1,525,000	1.750		01/16/18	1,524,824
Svenska Handelsbanken AB(c)
2,875,000	0.731		03/21/16	2,883,208
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,500,000	1.450		09/08/17	1,494,124
1,625,000	1.700		03/05/18	1,621,370
The Huntington National Bank(b)(c)
1,800,000	0.703		04/24/17	1,795,594
Union Bank NA(c)
2,300,000	1.031		09/26/16	2,309,681
Westpac Banking Corp.
5,025,000	2.300		05/26/20	5,007,267

				133,790,285

Chemicals – 1.0%
Ecolab, Inc.
2,025,000	1.550		01/12/18	2,014,290
Praxair, Inc.
3,125,000	1.050		11/07/17	3,104,194

				5,118,484

Construction Machinery – 0.4%
Caterpillar Financial Services Corp.
1,350,000	0.423	(c)	03/03/17	1,349,274
735,000	2.450		09/06/18	750,965

				2,100,239

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.4%
Amphenol Corp.
$925,000	1.550%		09/15/17	$ 920,240
1,000,000	2.550	(b)	01/30/19	1,005,728

				1,925,968

Electric – 2.0%
Alabama Power Co.
450,000	0.550		10/15/15	450,135
American Electric Power Co., Inc.(b)
518,000	1.650		12/15/17	516,529
Commonwealth Edison Co.(b)
525,000	2.150		01/15/19	523,606
Dominion Resources, Inc.
1,150,000	1.900		06/15/18	1,152,481
Duke Energy Progress, Inc.(c)
2,300,000	0.479		03/06/17	2,295,230
Electricite de France(a)(c)
3,125,000	0.735		01/20/17	3,128,094
Exelon Corp.
1,075,000	1.550		06/09/17	1,077,074
Virginia Electric and Power Co.(b)
900,000	1.200		01/15/18	891,641

				10,034,790

Energy – 1.9%
Anadarko Petroleum Corp.
1,425,000	6.375		09/15/17	1,564,048
BP Capital Markets PLC
4,425,000	3.125		10/01/15	4,454,749
Halliburton Co.
1,925,000	1.000		08/01/16	1,927,304
Statoil ASA(c)
1,200,000	0.564		05/15/18	1,197,952

				9,144,053

Food and Beverage – 5.9%
Anheuser-Busch InBev Worldwide, Inc.
4,125,000	0.800		07/15/15	4,125,454
Cargill, Inc.(a)
1,700,000	1.900		03/01/17	1,719,445
ConAgra Foods, Inc.
1,975,000	1.900		01/25/18	1,948,388
Diageo Capital PLC
2,600,000	5.750		10/23/17	2,841,390
HJ Heinz Co.(a)
1,925,000	2.000		07/02/18	1,926,421
Pernod-Ricard SA(a)
1,600,000	2.950		01/15/17	1,634,974
SABMiller Holdings, Inc.(a)
1,625,000	2.450		01/15/17	1,650,413
Starbucks Corp.
3,725,000	0.875		12/05/16	3,714,804
Suntory Holdings, Ltd.(a)
2,850,000	1.650		09/29/17	2,853,731
Sysco Corp.
2,500,000	1.450		10/02/17	2,520,041
The J.M. Smucker Co.(a)
2,025,000	1.750		03/15/18	2,019,952
WM Wrigley Jr Co.(a)
1,900,000	2.000		10/20/17	1,916,598

				28,871,611

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – Medical Products – 0.6%
Becton Dickinson & Co.
$1,250,000	1.800%	12/15/17	$ 1,248,843
Thermo Fisher Scientific, Inc.
1,675,000	1.300	02/01/17	1,668,767

			2,917,610

Health Care Services – 0.7%
McKesson Corp.
950,000	3.250	03/01/16	964,333
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,719,570

			3,683,903

Life Insurance – 2.1%
American International Group, Inc.
1,475,000	5.850	01/16/18	1,630,725
Metropolitan Life Global Funding I(a)(c)
3,875,000	0.651	04/10/17	3,887,241
Principal Life Global Funding II(a)
3,200,000	1.125	09/18/15	3,204,685
Reliance Standard Life Global Funding II(a)
1,375,000	2.500	04/24/19	1,379,931

			10,102,582

Media – Cable – 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,450,000	2.400	03/15/17	2,479,152
Time Warner Cable, Inc.
1,725,000	5.850	05/01/17	1,842,666

			4,321,818

Media – Non Cable – 0.9%
NBCUniversal Enterprise, Inc.(a)(c)
3,500,000	0.812	04/15/16	3,510,038
Thomson Reuters Corp.
850,000	0.875	05/23/16	848,279

			4,358,317

Metals & Mining – 1.1%
BHP Billiton Finance USA Ltd.(c)
2,050,000	0.532	09/30/16	2,049,584
Glencore Finance Canada Ltd.(a)
1,625,000	2.700	10/25/17	1,641,849
Rio Tinto Finance USA PLC(b)
1,750,000	2.000	03/22/17	1,764,454

			5,455,887

Noncaptive – Financial – 0.6%
General Electric Capital Corp.
2,875,000	5.625	09/15/17	3,135,301

Pharmaceuticals – 4.7%
AbbVie, Inc.
1,750,000	1.750	11/06/17	1,753,654
5,150,000	1.800	05/14/18	5,134,992
Actavis Funding SCS
7,450,000	2.350	03/12/18	7,493,694
Bayer US Finance LLC(a)(c)
3,350,000	0.551	10/06/17	3,343,223

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co.
$450,000	1.250%	03/01/18	$ 448,535
EMD Finance LLC(a)
3,125,000	1.700	03/19/18	3,124,897
Forest Laboratories, Inc.(a)
1,825,000	4.375	02/01/19	1,931,483

			23,230,478

Pipelines – 0.8%
Columbia Pipeline Group, Inc.(a)
825,000	2.450	06/01/18	829,747
Enterprise Products Operating LLC
1,625,000	1.650	05/07/18	1,618,490
TransCanada PipeLines Ltd.
1,550,000	1.875	01/12/18	1,556,896

			4,005,133

Real Estate Investment Trust – 3.0%
ERP Operating LP
1,725,000	5.750	06/15/17	1,866,174
HCP, Inc.
2,550,000	6.000	01/30/17	2,722,786
Health Care REIT, Inc.
2,575,000	4.700	09/15/17	2,733,477
Select Income REIT(b)
450,000	2.850	02/01/18	454,399
Senior Housing Properties Trust(b)
1,625,000	3.250	05/01/19	1,626,183
Ventas Realty LP
1,714,000	1.550	09/26/16	1,722,622
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
3,425,000	1.750	09/15/17	3,434,552

			14,560,193

Retailers – Food & Drug – 0.2%
Walgreens Boots Alliance, Inc.
1,175,000	1.750	11/17/17	1,177,760

Technology – 2.2%
Cisco Systems, Inc.(c)
2,675,000	0.563	03/03/17	2,678,758
Fiserv, Inc.(b)
1,025,000	2.700	06/01/20	1,021,313
Harris Corp.
925,000	1.999	04/27/18	922,579
Hewlett-Packard Co.(c)
4,000,000	1.217	01/14/19	3,943,792
QUALCOMM, Inc.
2,000,000	1.400	05/18/18	1,989,079

			10,555,521

Tobacco – 0.9%
BAT International Finance PLC(a)
1,575,000	1.850	06/15/18	1,578,773
Reynolds American, Inc.
2,900,000	2.300	06/12/18	2,923,557

			4,502,330

Transportation(a) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,300,000	3.750	05/11/17	1,344,997
1,625,000	2.875	07/17/18	1,655,259

			3,000,256

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 0.2%
Telefonica Emisiones SAU
$1,050,000	3.992%	02/16/16	$ 1,068,051

Wirelines Telecommunications – 2.7%
BellSouth Corp.(a)(d)
2,200,000	4.821	04/26/16	2,263,048
Verizon Communications, Inc.
1,950,000	3.650	09/14/18	2,046,534
7,650,000	6.350	04/01/19	8,733,533

			13,043,115

TOTAL CORPORATE OBLIGATIONS			$304,841,550

Agency Debentures – 3.8%
FFCB
$900,000	0.250%	12/02/15	$ 900,328
FHLB
5,860,000	0.000 (e)	07/24/15	5,859,924
1,500,000	0.300	01/04/16	1,500,120
5,000,000	0.350	02/29/16	5,003,105
5,500,000	0.340	03/09/16	5,502,761

TOTAL AGENCY DEBENTURES			$ 18,766,238

Asset-Backed Securities – 17.3%
Autos – 3.3%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
$1,900,000	1.210%	03/20/17	$ 1,901,301
Ally Master Owner Trust Series 2012-5, Class A
4,600,000	1.540	09/15/19	4,613,903
Ally Master Owner Trust Series 2015-2, Class A2
4,000,000	1.830	01/15/21	3,986,328
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(c)
4,400,000	0.566	01/15/18	4,403,062
GM Financial Automobile Leasing Trust Series 2015-1, Class A3
1,200,000	1.530	09/20/18	1,201,352

			16,105,946

Credit Card – 5.2%
Bank of America Credit Card Trust Series 2014-A1, Class A(c)
7,000,000	0.566	06/15/21	7,001,241
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,455,826
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A
5,200,000	1.390	01/15/21	5,190,802
Chase Issuance Trust Series 2015-A2, Class A
4,250,000	1.590	02/18/20	4,270,113
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
5,400,000	1.020	02/22/19	5,404,510

			25,322,492

Home Equity(c) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	31,576
Centex Home Equity Series 2004-D, Class MV3
137,626	1.185	09/25/34	111,426
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
41,020	2.435	05/25/34	34,043

			177,045

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
$26,296	4.350%	04/15/40	$ 26,669

Student Loan(c) – 8.8%
Access Group, Inc. Series 2004-1, Class A2
6,226,718	0.491	09/26/33	6,134,639
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
6,074,865	0.391	12/26/24	6,020,032
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
3,568,498	0.987	06/25/26	3,584,592
Educational Services of America, Inc. Series 2010-1, Class A1(a)
2,858,935	1.127	07/25/23	2,875,285
Educational Services of America, Inc. Series 2014-1, Class A(a)
3,260,059	0.987	02/25/39	3,254,984
Goal Capital Funding Trust Series 2007-1, Class A3
1,252,477	0.371	09/25/28	1,237,479
Nelnet Student Loan Trust Series 2006-2, Class A5
4,200,000	0.377	01/25/30	4,158,756
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
2,924,208	0.887	12/26/31	2,912,510
Scholar Funding Trust Series 2012-B, Class A1(a)
2,056,216	0.586	10/28/25	2,056,287
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,738,093	0.566	09/15/22	1,735,480
SLM Student Loan Trust Series 2006-2, Class A5
5,000,000	0.387	07/25/25	4,963,392
SLM Student Loan Trust Series 2006-4, Class A5
2,271,964	0.377	10/27/25	2,264,001
SLM Student Loan Trust Series 2007-2, Class A2
324,276	0.277	07/25/17	324,119
SLM Student Loan Trust Series 2013-3, Class A2
690,574	0.487	05/26/20	689,976
SLM Student Loan Trust Series 2014-1, Class A2
800,000	0.567	07/26/21	798,082
US Education Loan Trust LLC Series 2006-1, Class A2(a)
56,757	0.413	03/01/25	56,730

			43,066,344

TOTAL ASSET-BACKED SECURITIES			$ 84,698,496

Foreign Debt Obligations – 1.0%
Sovereign(a) – 0.2%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,099,989

Supranational – 0.8%
African Development Bank
3,800,000	6.875	10/15/15	3,861,142

TOTAL FOREIGN DEBT OBLIGATIONS			$ 4,961,131

U.S. Treasury Obligation(f) – 0.8%
United States Treasury Inflation Protected Securities
$3,965,734	0.125%	04/15/16	$ 3,984,928

Shares	Rate	Value
Investment Company(g) – 11.6%
Goldman Sachs Financial Square Government Fund - FST Shares
56,823,706	0.006%	$ 56,823,706

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$474,076,049

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 3.8%
Commercial Paper – 3.8%
Ecolab, Inc.
$1,000,000	0.569%	09/02/15	$ 999,020
Electricite De France SA
3,250,000	0.767	01/15/16	3,236,594
EnCana Corp.
2,500,000	0.609	07/07/15	2,499,750
Omnicom Cap, Inc.
3,500,000	0.426	07/08/15	3,499,714
Pall Corp.
2,500,000	0.477	07/31/15	2,499,021
PPG Industries
1,000,000	0.436	07/07/15	999,928
Versailles Commercial Paper LLC
1,300,000	0.254	08/07/15	1,299,666
Whirlpool Corp.
3,500,000	0.487	08/24/15	3,497,480

TOTAL SHORT-TERM INVESTMENTS			$ 18,531,173

TOTAL INVESTMENTS – 100.4%			$492,607,222

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(2,016,235)

NET ASSETS – 100.0%			$490,590,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $112,177,342, which represents approximately 22.9% of net assets as of June 30, 2015.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	A portion of this security is segregated as collateral for initial margin requirements on future transactions.

(g)	Represents an Affiliated Fund.

Investment Abbreviations:
BP	— British Pound Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
LLC	— Limited Liability Company
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	26	September 2015	$5,692,375	$7,775
5 Year U.S. Treasury Notes	(589)	September 2015	(70,242,852)	38,337

TOTAL				$46,112

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$492,976,732

Gross unrealized gain	619,832
Gross unrealized loss	(989,342)

Net unrealized security loss	$(369,510)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 51.6%
Collateralized Mortgage Obligations – 3.7%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$490,360	1.115%	11/25/29	$ 484,012

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
38,274	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
42,286	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
3,137	9.500	07/25/22	381
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
22,900	0.123	08/25/33	142
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
4,403	0.320	07/25/33	51

			574

Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB
64,107	36.705	02/16/32	111,665

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
5,180	0.000	10/25/21	5,073

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
132,150	0.734	02/25/48	131,707
FHLMC REMIC Series 1760, Class ZB
133,106	1.640	05/15/24	136,012

			267,719

Sequential Fixed Rate – 3.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	596,979
FHLMC REMIC Series 2329, Class ZA
796,393	6.500	06/15/31	897,165
FHLMC REMIC Series 4273, Class PD
1,495,606	6.500	11/15/43	1,728,949
FNMA REMIC Series 2001-53, Class GH
4,516	8.000	09/25/16	4,574
FNMA REMIC Series 2011-52, Class GB
1,499,971	5.000	06/25/41	1,657,774
FNMA REMIC Series 2011-99, Class DB
1,225,000	5.000	10/25/41	1,360,105
FNMA REMIC Series 2012-111, Class B
226,513	7.000	10/25/42	260,265
FNMA REMIC Series 2012-153, Class B
856,336	7.000	07/25/42	1,003,207
GNMA REMIC Series 2002-42, Class KZ
2,136,241	6.000	06/16/32	2,400,009
NCUA Guaranteed Notes Series 2010-R1, Class 2A
52,227	1.840	10/07/20	52,266
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,576,594

			13,537,887

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
$616,180	0.635%	10/07/20	$ 619,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 15,026,023

Commercial Mortgage-Backed Securities – 5.4%
Sequential Fixed Rate – 0.6%
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
$2,328,341	5.166%	12/12/49	$ 2,430,661

Sequential Floating Rate(a) – 4.8%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
3,143,623	5.889	07/10/44	3,249,040
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
5,301,703	6.058	12/10/49	5,747,746
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
4,122,798	5.526	01/15/49	4,316,367
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
3,126,042	6.056	07/15/44	3,371,545
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
2,672,455	5.509	11/12/49	2,812,740

			19,497,438

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 21,928,099

Federal Agencies – 42.5%
Adjustable Rate FHLMC(a) – 0.3%
$148,342	2.349%	11/01/32	$ 159,120
1,149,130	2.375	09/01/33	1,226,167

			1,385,287

Adjustable Rate FNMA(a) – 1.1%
72,601	2.295	11/01/32	76,793
238,221	1.999	12/01/32	250,186
1,009,326	1.787	05/01/33	1,047,201
31,045	2.438	06/01/33	33,085
1,001,553	2.219	10/01/33	1,068,718
979,844	2.321	02/01/35	1,045,299
877,616	1.994	09/01/35	924,833

			4,446,115

Adjustable Rate GNMA(a) – 0.8%
66,034	1.625	06/20/23	67,397
31,159	1.625	07/20/23	31,803
31,306	1.625	08/20/23	31,959
82,044	1.625	09/20/23	83,769
25,311	1.750	03/20/24	25,872
224,223	1.625	04/20/24	229,235
25,310	1.625	05/20/24	25,880
187,655	1.625	06/20/24	191,905
40,731	2.000	06/20/24	41,985
60,935	1.625	07/20/24	62,318
65,323	2.000	07/20/24	67,365
113,204	1.625	08/20/24	115,792
56,716	2.000	08/20/24	58,501

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$55,113	1.625%	09/20/24	$ 56,382
68,439	2.000	11/20/24	70,637
27,131	2.000	12/20/24	28,008
41,109	2.500	12/20/24	43,043
47,275	2.000	01/20/25	48,813
24,707	2.000	02/20/25	25,518
88,823	2.000	05/20/25	91,791
71,011	2.000	07/20/25	73,417
33,560	1.750	02/20/26	34,428
1,712	1.625	07/20/26	1,758
43,941	1.750	01/20/27	45,146
39,261	2.000	01/20/27	40,733
34,111	1.750	02/20/27	35,050
242,835	1.625	04/20/27	249,591
25,537	1.625	05/20/27	26,251
29,715	1.625	06/20/27	30,549
10,948	1.625	11/20/27	11,257
260	2.000	11/20/27	270
39,254	1.625	12/20/27	40,368
79,168	1.750	01/20/28	81,466
29,480	1.750	02/20/28	30,339
32,657	1.750	03/20/28	33,613
134,671	1.625	07/20/29	138,862
78,611	1.625	08/20/29	81,066
18,418	1.625	09/20/29	18,995
77,569	1.625	10/20/29	79,987
93,594	1.625	11/20/29	96,522
20,771	1.625	12/20/29	21,407
28,101	1.750	01/20/30	28,999
13,168	1.750	02/20/30	13,592
73,866	1.750	03/20/30	76,238
86,490	1.625	04/20/30	89,286
132,529	1.625	05/20/30	136,817
97,652	2.000	05/20/30	101,976
21,739	1.625	06/20/30	22,444
184,565	2.000	07/20/30	192,808
35,615	2.000	09/20/30	37,147
65,079	1.625	10/20/30	67,196
131,430	1.750	03/20/32	135,992

			3,471,543

FHLMC – 3.7%
6,754	7.000	09/01/17	7,021
3,276	7.000	10/01/17	3,414
20,107	5.500	05/01/18	21,122
265,209	5.500	06/01/18	278,593
10,611	4.500	09/01/18	11,033
2,705	10.000	10/01/18	2,716
80,210	5.000	06/01/19	84,648
4,062	10.000	07/01/20	4,080
34,594	10.000	10/01/20	39,401
44,490	6.500	07/01/21	50,953
3,314	6.500	08/01/22	3,796
42,637	9.000	10/01/22	49,382
175,692	4.500	10/01/23	189,596
939,646	5.000	08/01/24	1,021,417
171,291	6.500	07/01/28	190,558
832,556	4.500	03/01/29	900,354
4,560	8.000	07/01/30	5,548
12,583	7.500	12/01/30	12,961
52,050	7.000	04/01/31	61,194
31,946	5.000	08/01/33	35,266
5,962	5.000	09/01/33	6,581
14,334	5.000	10/01/33	15,823
19,231	5.500	09/01/34	21,608

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$420,056	6.000%	10/01/34	$ 482,427
7,558	5.000	11/01/34	8,339
469,087	5.000	12/01/34	517,574
1,609	5.500	03/01/35	1,805
23,916	5.000	07/01/35	26,388
3,120	5.500	07/01/35	3,511
8,238	5.000	11/01/35	9,094
8,599	5.500	11/01/35	9,698
43,788	5.000	12/01/35	48,812
117,679	5.500	01/01/36	132,711
354	5.500	02/01/36	400
5,376	6.000	06/01/36	6,152
91,146	5.000	02/01/37	100,128
7,232	5.000	03/01/38	7,945
171,503	5.500	03/01/38	192,499
62,636	5.500	04/01/38	70,295
10,879	5.500	11/01/38	12,354
16,912	5.500	12/01/38	18,970
733,243	7.000	02/01/39	859,789
5,341	5.500	03/01/39	6,038
310,916	5.000	07/01/39	343,089
7,708	5.500	10/01/39	8,654
14,225	5.500	03/01/40	16,068
36,208	5.500	06/01/40	40,646
17,837	5.000	08/01/40	19,699
1,386,643	5.500	08/01/40	1,549,622
4,842	4.500	11/01/40	5,235
15,840	5.000	04/01/41	17,575
14,258	5.000	06/01/41	15,769
633,869	5.000	07/01/41	699,496
27,158	3.000	05/01/42	27,040
325,838	3.500	06/01/42	337,268
26,713	3.000	08/01/42	26,597
29,430	3.000	01/01/43	29,379
102,661	3.000	02/01/43	102,531
5,987,032	3.500	04/01/43	6,179,272

			14,949,934

FNMA – 21.0%
229	8.000	01/01/16	230
17,905	8.000	11/01/16	18,070
39,361	5.000	08/01/17	41,204
2,194,534	2.800	03/01/18	2,272,248
1,881,961	3.740	05/01/18	1,997,480
1,690,000	3.840	05/01/18	1,799,582
15,704	4.500	08/01/18	16,366
159,848	5.000	09/01/18	167,308
843,343	5.000	10/01/18	883,160
4,400,000	4.506	06/01/19	4,708,396
43,839	6.500	08/01/19	50,346
923,575	3.416	10/01/20	977,429
11,714	9.500	10/01/20	11,814
618,019	3.615	12/01/20	661,142
2,217,198	4.380	06/01/21	2,453,344
324,221	5.500	02/01/23	363,627
537,774	5.500	08/01/23	603,114
128,130	6.000	11/01/28	146,621
9,686	6.500	11/01/28	10,870
31,429	5.000	02/01/30	34,705
82,262	7.000	07/01/31	94,387
536	6.000	03/01/32	616
1,647	5.500	03/01/33	1,860
6,192	6.000	03/01/33	7,117
5,038,694	5.500	04/01/33	5,712,777
2,209	6.000	05/01/33	2,568

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,608	5.000%	07/01/33	$ 9,543
1,023,184	5.500	07/01/33	1,128,254
39,227	5.000	08/01/33	43,387
7,835	5.500	09/01/33	8,852
35,774	5.500	12/01/33	40,427
1,937	6.000	12/01/33	2,221
10,216	5.500	02/01/34	11,546
3,004	5.500	03/01/34	3,401
1,776	5.500	04/01/34	2,020
10,455	5.500	05/01/34	11,840
121	5.500	06/01/34	137
12,258	5.500	08/01/34	13,915
7,018	5.500	09/01/34	7,932
6,528	5.500	10/01/34	7,396
3,860	5.500	11/01/34	4,372
66,191	5.500	12/01/34	74,959
10,126	5.500	04/01/35	11,468
295,072	6.000	04/01/35	339,122
10,014	5.000	05/01/35	11,220
7,726	5.500	05/01/35	8,709
16,150	5.000	07/01/35	17,947
12,561	5.500	07/01/35	14,199
6,676	5.000	08/01/35	7,475
1,181	5.500	08/01/35	1,341
190	6.000	08/01/35	218
12,798	5.500	09/01/35	14,485
117,623	6.000	10/01/35	135,885
68,292	6.000	11/01/35	77,919
5,638	5.500	12/01/35	6,413
250	5.500	02/01/36	282
58,050	6.000	03/01/36	66,679
100,557	6.000	04/01/36	115,490
3,525	4.500	07/01/36	3,840
745	5.500	02/01/37	842
22,394	5.500	04/01/37	25,307
1,112	5.500	05/01/37	1,256
641	5.500	06/01/37	724
1,447,820	5.500	08/01/37	1,629,459
347,002	6.000	10/01/37	397,642
356,557	7.500	11/01/37	420,030
318	5.500	12/01/37	359
19,871	5.500	02/01/38	22,367
9,283	5.500	03/01/38	10,476
14,405	6.000	03/01/38	16,509
31,168	5.500	04/01/38	35,219
9,700	5.500	05/01/38	10,962
2,074	5.500	06/01/38	2,341
2,623	5.500	07/01/38	2,959
2,408	5.500	08/01/38	2,718
2,478	5.500	09/01/38	2,797
695	5.500	12/01/38	784
10,591	5.500	02/01/39	11,979
503,492	7.000	03/01/39	578,135
5,945	4.500	04/01/39	6,422
17,601	4.500	05/01/39	19,228
10,524	5.500	06/01/39	11,879
9,989	4.000	08/01/39	10,577
50,635	4.500	08/01/39	55,317
9,260	5.500	11/01/39	10,451
740,761	4.500	12/01/39	809,252
595,855	5.000	07/01/40	667,450
570,303	4.500	05/01/41	617,408
238,773	5.000	07/01/41	264,278
288,076	4.500	08/01/41	312,731
266,895	5.000	10/01/41	295,404
511,663	5.000	04/01/42	566,317

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$133,630	3.000%	05/01/42		$ 133,536
149,023	3.000	06/01/42		148,919
1,092,378	3.000	08/01/42		1,098,045
250,187	4.500	08/01/42		273,789
2,951,844	3.000	09/01/42		2,955,885
134,062	3.000	10/01/42		134,812
703,264	3.000	11/01/42		707,079
6,170,688	3.000	12/01/42		6,200,543
5,019,897	3.000	01/01/43		5,042,699
2,089,085	3.000	02/01/43		2,098,464
1,729,361	3.000	03/01/43		1,733,961
3,982,163	3.000	04/01/43		3,986,498
1,357,312	3.000	05/01/43		1,361,171
160,582	3.000	06/01/43		161,103
1,484,299	3.000	07/01/43		1,489,111
1,000,000	3.000	TBA-15yr	(e)	1,035,703
4,000,000	3.500	TBA-30yr	(e)	4,121,562
13,000,000	4.000	TBA-30yr	(e)	13,771,875
4,000,000	4.500	TBA-30yr	(e)	4,324,688
2,000,000	5.000	TBA-30yr	(e)	2,209,375

				85,047,672

GNMA – 15.6%
13	9.000	08/15/16		13
520,105	3.950	07/15/25		550,206
109,123	7.000	12/15/27		124,400
15,743	6.500	08/15/28		17,960
195,268	6.000	01/15/29		227,997
197,862	7.000	10/15/29		232,528
104,465	5.500	11/15/32		119,747
1,313,997	5.500	12/15/32		1,506,218
79,709	5.500	01/15/33		91,287
92,733	5.500	02/15/33		106,203
104,600	5.500	03/15/33		119,793
111,415	5.500	07/15/33		126,725
59,343	5.500	08/15/33		67,963
41,995	5.500	09/15/33		48,095
56,423	5.500	04/15/34		64,523
68,816	5.500	05/15/34		78,696
664,333	5.500	06/15/34		759,707
525,862	5.500	09/15/34		601,357
413,114	5.500	12/15/34		472,423
433,746	5.500	01/15/35		492,092
290,937	5.000	03/15/38		323,344
1,685	5.000	11/15/38		1,876
3,080,527	4.000	04/20/45		3,263,811
498,991	3.500	05/20/45		518,485
2,500,000	3.500	06/20/45		2,597,664
2,000,000	4.000	06/20/45		2,126,792
3,000,000	4.000	07/20/45		3,192,539
15,000,000	3.000	TBA-30yr	(e)	15,144,141
27,000,000	3.500	TBA-30yr	(e)	28,023,046
2,000,000	4.000	TBA-30yr	(e)	2,119,531

				63,119,162

TOTAL FEDERAL AGENCIES				$172,419,713

TOTAL MORTGAGE-BACKED OBLIGATIONS				$209,373,835

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 8.7%
FFCB
$1,500,000	1.460%	11/19/19	$ 1,473,212
FHLB
1,500,000	1.530	11/21/19	1,485,848
2,200,000	1.875	03/13/20	2,219,790
2,800,000	3.000	09/10/21	2,930,864
3,700,000	2.125	06/09/23	3,576,228
1,900,000	3.250	06/09/23	1,997,846
2,100,000	3.375	09/08/23	2,227,394
300,000	3.375	12/08/23	316,580
FNMA
2,600,000	6.250	05/15/29	3,555,734
4,000,000	6.625	11/15/30	5,679,034
New Valley Generation III
2,430,619	4.929	01/15/21	2,682,095
Small Business Administration
10,014	7.500	04/01/17	10,374
23,650	6.300	05/01/18	25,290
16,120	6.300	06/01/18	17,245
Tennessee Valley Authority
6,500,000	3.875	02/15/21	7,130,932

TOTAL AGENCY DEBENTURES			$ 35,328,466

Asset-Backed Securities – 5.6%
Auto Floor Plan ABS – 1.1%
Ally Master Owner Trust Series 2015-3, Class A
$2,550,000	1.630%	05/15/20	$ 2,549,423
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1(d)
2,000,000	1.650	05/15/20	1,999,578

			4,549,001

Automobiles(d) – 0.5%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
2,150,000	2.630	12/20/21	2,144,483

Student Loan(a) – 4.0%
Access Group, Inc. Series 2005-2, Class A3
1,782,866	0.464	11/22/24	1,773,294
Alaska State Student Loan Corp. Series 2013, Class A
4,008,336	0.687	08/25/31	4,003,847
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(d)
2,350,000	1.060	10/25/56	2,343,068
Nelnet Student Loan Trust Series 2013-5A, Class A(d)
507,106	0.817	01/25/37	504,698
Scholar Funding Trust Series 2013-A, Class A(d)
3,388,119	0.836	01/30/45	3,376,985
SLM Student Loan Trust Series 2008-5, Class A4
3,900,000	1.977	07/25/23	4,038,383
US Education Loan Trust LLC Series 2006-1, Class A2(d)
54,289	0.413	03/01/25	54,263

			16,094,538

TOTAL ASSET-BACKED SECURITIES			$ 22,788,022

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligation – 0.6%
New Jersey – 0.6%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,286,340

Government Guarantee Obligations(f) – 1.9%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%	10/30/20	$ 4,718,642
Israel Government AID Bond
1,400,000	5.500	09/18/23	1,694,440
500,000	5.500	12/04/23	606,378
700,000	5.500	04/26/24	850,225

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 7,869,685

U.S. Treasury Obligations – 35.5%
United States Treasury Bonds
$650,000	2.750%	11/15/42	$ 604,630
10,010,000	3.625 (g)	08/15/43	11,008,898
5,900,000	3.750 (g)	11/15/43	6,634,904
5,500,000	3.625	02/15/44	6,045,655
United States Treasury Inflation Protected Securities
2,299,616	0.125	01/15/22	2,282,001
2,768,056	0.625	01/15/24	2,819,099
1,212,123	2.500	01/15/29	1,496,402
383,103	2.125	02/15/40	472,113
1,370,412	1.375	02/15/44	1,463,764
United States Treasury Notes
22,800,000	0.375 (g)	02/15/16	22,829,412
5,200,000	0.875	08/15/17	5,219,760
5,700,000	1.625	03/31/19	5,768,571
2,500,000	1.625	04/30/19	2,527,750
39,400,000	1.750	09/30/19	39,872,008
6,400,000	1.625	12/31/19	6,425,664
3,300,000	1.500	05/31/20	3,281,949
2,700,000	1.625	06/30/20	2,699,568
6,300,000	2.000	05/31/21	6,340,257
4,700,000	2.000	10/31/21	4,707,943
4,700,000	2.125	12/31/21	4,735,297
6,000,000	1.875	05/31/22	5,932,980
600,000	2.125	06/30/22	602,484

TOTAL U.S. TREASURY OBLIGATIONS			$143,771,109

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaption
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$1,440,000	1.465%	10/30/15	$ 7,458

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares	Rate	Value
Investment Company(h) – 16.2%
Goldman Sachs Financial Square Government Fund - FST Shares
65,550,147	0.006%	$ 65,550,147

TOTAL INVESTMENTS – 120.1%		$486,975,062

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.1)%		(81,348,032)

NET ASSETS – 100.0%		$405,627,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,554,782, which represents approximately 2.6% of net assets as of June 30, 2015.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $70,749,921 which represents approximately 17.4% of net assets as of June 30, 2015.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,869,685, which represents approximately 1.9% of net assets as of June 30, 2015.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an Affiliated Fund.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	7/14/45	$(2,000,000)	$(2,056,875)
FNMA	3.000	TBA - 30yr	7/14/45	(15,000,000)	(14,939,063)

TOTAL (Proceeds Receivable: $16,998,711)					$(16,995,938)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(29)	September 2015	$(4,467,812)	$151,130
2 Year U.S. Treasury Notes	154	September 2015	33,716,375	45,993
5 Year U.S. Treasury Notes	(113)	September 2015	(13,476,133)	(34,128)
10 Year U.S. Treasury Notes	57	September 2015	7,191,797	2,520
20 Year U.S. Treasury Bonds	12	September 2015	1,810,125	3,574

TOTAL				$169,089

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,910	05/05/20	2.175%	3 month LIBOR	$1,955	$(27,125)
	9,000	06/24/21	2.923	3 month LIBOR	(759)	5,974
	1,930	05/05/27	3 month LIBOR	2.606%	(1,436)	60,346
	2,300	06/24/29	3 month LIBOR	3.218	4,009	(2,842)

TOTAL					$3,769	$36,353

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$478,656,307

Gross unrealized gain	10,637,781
Gross unrealized loss	(2,319,026)

Net unrealized security gain	$8,318,755

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.7%
Banks – 0.7%
Bank of Nova Scotia
$700,000	1.650%	10/29/15	$ 702,582
Canadian Imperial Bank of Commerce
1,900,000	2.600	07/02/15	1,900,000
DnB Boligkreditt AS
800,000	1.450	03/21/18	799,108

TOTAL CORPORATE OBLIGATIONS			$ 3,401,690

Mortgage-Backed Obligations – 29.2%
Collateralized Mortgage Obligations – 20.0%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$317	1,004.961%	12/25/20	$ 2,213

Regular Floater(c) – 13.7%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
2,912,891	0.501	09/20/66	2,795,218
Collateralized Mortgage Securities Corp. Series N, Class 2
4,626	0.882	08/25/17	4,632
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
396,451	0.737	02/25/48	395,122
FHLMC REMIC Series 1826, Class F
34,821	0.586	09/15/21	34,904
FHLMC REMIC Series 3208, Class FD
2,186,419	0.586	08/15/36	2,196,055
FHLMC REMIC Series 3208, Class FE
3,742,519	0.586	08/15/36	3,759,014
FHLMC REMIC Series 3208, Class FG
2,127,327	0.586	08/15/36	2,136,702
FHLMC REMIC Series 3371, Class FA
737,471	0.786	09/15/37	746,291
FHLMC REMIC Series 3374, Class FT
738,641	0.486	04/15/37	738,406
FHLMC REMIC Series 3471, Class FB
3,328,563	1.186	08/15/35	3,411,762
FHLMC REMIC Series 3545, Class FA
997,502	1.036	06/15/39	1,012,648
FHLMC REMIC Series 3588, Class CW
3,364,636	2.395	10/15/37	3,552,369
FHLMC REMIC Series 4039, Class FA
4,960,866	0.686	05/15/42	5,014,332
FHLMC REMIC Series 4316, Class FY
1,708,349	0.586	11/15/39	1,718,998
FHLMC STRIPS Series 237, Class F23
634,934	0.586	05/15/36	637,459
FNMA REMIC Series 1990-145, Class A
128,870	1.170	12/25/20	129,211
FNMA REMIC Series 06-72, Class XF
1,430,946	0.687	08/25/36	1,437,269
FNMA REMIC Series 09-75, Class MF
1,550,298	1.337	09/25/39	1,590,733
FNMA REMIC Series 1997-20, Class F
283,755	0.687	03/25/27	280,334
FNMA REMIC Series 1998-66, Class FC
85,153	0.685	11/17/28	85,753
FNMA REMIC Series 2007-33, Class HF
95,883	0.537	04/25/37	96,350

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2007-92, Class OF
$692,881	0.757%	09/25/37	$ 700,212
FNMA REMIC Series 2008-22, Class FD
1,188,354	1.027	04/25/48	1,201,249
FNMA REMIC Series 2010-123, Class FL
4,240,743	0.617	11/25/40	4,258,970
FNMA REMIC Series 2011-110, Class FE
5,055,104	0.587	04/25/41	5,085,194
FNMA REMIC Series 2011-53, Class FT
983,836	0.767	06/25/41	994,318
FNMA REMIC Series 2012-56, Class FG
4,164,228	0.687	03/25/39	4,197,154
FNMA REMIC Series 2014-19, Class FA
1,652,024	0.587	11/25/39	1,662,065
FNMA REMIC Series 2014-19, Class FJ
1,817,921	0.587	11/25/39	1,828,774
GNMA REMIC Series 2010-53, Class FC
1,588,218	1.007	04/20/40	1,622,798
GNMA REMIC Series 2012-12, Class HF
1,887,808	0.587	01/20/42	1,896,707
NCUA Guaranteed Notes Series 2010-A1, Class A
412,070	0.524	12/07/20	412,850
NCUA Guaranteed Notes Series 2011-R1, Class 1A
757,458	0.635	01/08/20	760,979
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,237,489	0.587	02/06/20	2,243,694
NCUA Guaranteed Notes Series 2011-R3, Class 1A
2,081,096	0.587	03/11/20	2,087,518
NCUA Guaranteed Notes Series 2011-R4, Class 1A
1,995,287	0.565	03/06/20	1,998,639
NCUA Guaranteed Notes Series 2011-R5, Class 1A
1,347,702	0.561	04/06/20	1,348,124

			64,072,807

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4248, Class LM
1,287,381	6.500	05/15/41	1,488,601
NCUA Guaranteed Notes Series 2010-R1, Class 2A
32,642	1.840	10/07/20	32,666

			1,521,267

Sequential Floating Rate(c) – 6.0%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
4,783,230	0.561	07/25/20	4,796,626
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A
5,535,919	0.524	01/25/21	5,537,569
FHLMC Multifamily Structured Pass Through Certificates, Series KS02, Class A
7,880,084	0.561	08/25/23	7,880,072
FNMA ACES Series 2013-M11, Class FA
1,841,629	0.517	01/25/18	1,843,245
FNMA ACES Series 2014-M5, Class FA
1,280,258	0.548	01/25/17	1,280,757
Granite Master Issuer PLC Series 2007-1, Class 2A1
208,298	0.327	12/20/54	206,608
Granite Master Issuer PLC Series 2007-2, Class 4A1
4,947,075	0.275	12/17/54	4,904,743
Granite Mortgages PLC Series 2004-3, Class 2A1
867,942	0.561	09/20/44	863,406
Leek Finance PLC Series 2017A, Class A2B(a)
353,784	0.545	12/21/37	371,631

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Leek Finance PLC Series 2018X, Class A2B
$407,268	0.525%	09/21/38	$ 421,643

			28,106,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 93,702,587

Commercial Mortgage-Backed Securities(a)(c) – 2.3%
Sequential Floating Rate – 2.3%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class A
$517,828	1.336%	08/15/26	$ 517,742
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class A
4,700,000	1.088	06/11/27	4,697,420
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
5,300,000	1.136	12/15/28	5,285,768

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 10,500,930

Federal Agencies – 6.9%
Adjustable Rate FHLMC(c) – 2.3%
$13,698	1.942%	08/01/16	$ 13,746
23,596	2.572	08/01/18	24,039
12,188	2.392	11/01/18	12,374
94,795	2.911	11/01/18	95,829
4,540	2.250	02/01/19	4,608
17,513	1.952	03/01/19	17,695
12,296	2.540	03/01/19	12,531
18,750	2.115	06/01/19	19,028
6,257	2.395	07/01/19	6,355
341,714	2.584	11/01/19	348,899
204,257	6.877	11/01/19	219,099
16,405	2.934	01/01/20	16,692
36,502	1.948	05/01/21	37,081
8,518	1.948	10/01/26	8,622
516,990	3.500	08/01/28	550,910
219,919	2.419	05/01/29	228,085
20,319	4.161	06/01/29	22,040
38,885	1.936	04/01/30	39,999
31,187	4.387	06/01/30	33,829
131,372	2.472	12/01/30	137,755
26,590	2.472	02/01/31	27,893
8,516	2.280	06/01/31	9,077
1,836,533	2.360	05/01/34	1,956,073
1,733,803	2.252	05/01/35	1,843,831
148,317	3.669	05/01/35	153,432
4,705,800	2.408	01/01/38	5,091,793

			10,931,315

Adjustable Rate FNMA(c) – 2.8%
34,392	6.750	04/01/17	34,940
14,151	4.258	08/01/17	14,338
43,148	2.745	09/01/17	43,670
1,200	4.875	12/01/17	1,241
40,886	2.037	03/01/18	41,262
19,225	2.672	03/01/18	19,216
214,821	2.067	07/01/18	216,883
457	1.736	10/01/18	457
12,751	1.989	10/01/18	12,905
14,720	2.677	10/01/18	15,399
30,807	2.738	10/01/18	30,810

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$43,987	1.909%	01/01/19	$ 44,506
118,511	3.997	04/01/19	123,263
9,153	5.995	04/01/19	9,697
264,480	1.947	05/01/19	268,079
61,980	1.950	05/01/19	63,137
28,915	6.102	07/01/19	30,476
103,101	4.291	08/01/19	107,626
105,040	5.880	05/01/20	110,437
137,029	1.939	06/01/20	138,851
10,300	6.733	02/01/22	11,048
39,307	2.421	05/20/22	43,043
98,733	2.196	02/01/23	101,097
232,637	2.253	01/01/24	239,969
283,215	2.300	03/01/24	292,466
189,165	2.011	06/20/24	211,328
8,046	3.518	08/01/24	8,210
60,689	5.081	01/01/25	65,080
13,854	3.588	06/01/27	14,632
9,056	4.250	12/01/27	9,823
17,163	4.524	01/01/28	18,617
12,390	1.928	06/01/29	12,726
12,357	2.066	06/01/29	12,750
1,731,725	2.461	07/01/33	1,857,556
495,193	2.491	11/01/34	530,779
8,681	3.825	05/01/36	9,230
2,619,173	2.481	03/01/37	2,808,671
565,600	2.325	09/01/37	606,521
4,317,036	2.303	12/01/37	4,632,912
84,687	1.546	06/01/40	87,103
6,827	1.346	02/01/41	6,976

			12,907,730

Adjustable Rate GNMA(c) – 0.5%
1,353,802	1.625	04/20/33	1,402,546
265,569	1.625	05/20/33	276,046
516,914	1.625	08/20/34	535,936

			2,214,528

FHLMC – 0.2%
5,363	8.000	12/01/15	5,403
126,851	5.500	01/01/20	135,279
104,086	7.000	04/01/21	112,430
44,625	7.000	08/01/21	48,863
142,876	7.000	05/01/22	157,007
464,530	7.000	06/01/22	522,156
3,383	4.500	05/01/23	3,598

			984,736

FNMA – 1.1%
159	8.000	01/01/16	160
11,021	7.000	05/01/17	11,524
22,034	5.500	03/01/18	23,127
45,565	5.500	04/01/18	47,765
4,130	5.000	09/01/19	4,373
801	5.000	11/01/19	840
5,688	5.000	01/01/20	5,989
45,667	7.000	07/01/21	49,905
96,099	7.000	11/01/21	108,565
47,537	7.000	12/01/21	48,924
123,956	7.000	01/01/22	131,651
22,243	7.000	02/01/22	24,955
78,423	7.000	01/01/28	88,213
21,050	6.500	04/01/33	24,793
45,852	6.000	05/01/38	52,032

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$58,287	6.000%	11/01/38	$ 66,143
131,136	6.000	09/01/39	148,811
44,700	6.000	10/01/39	50,737
33,469	6.000	10/01/40	37,980
47,894	6.000	05/01/41	54,350
312,325	3.000	08/01/42	313,955
263,978	3.000	09/01/42	265,452
120,137	3.000	11/01/42	120,780
1,675,254	3.000	12/01/42	1,683,365
1,218,225	3.000	01/01/43	1,223,641
372,284	3.000	02/01/43	373,916
97,043	3.000	03/01/43	97,494
229,689	3.000	04/01/43	230,756

			5,290,196

GNMA – 0.0%
39,078	7.000	04/15/26	44,193

TOTAL FEDERAL AGENCIES			$ 32,372,698

TOTAL MORTGAGE-BACKED OBLIGATIONS			$136,576,215

Agency Debentures – 12.0%
FFCB(c)
$11,000,000	0.162%	06/30/16	$ 10,997,503
25,000,000	0.181	09/09/16	24,999,375
15,000,000	0.216	12/28/16	15,013,005
FHLB
5,200,000	1.500	02/28/17	5,237,801

TOTAL AGENCY DEBENTURES			$56,247,684

Asset-Backed Securities – 38.0%
Auto(c) – 0.5%
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
$2,500,000	0.566%	01/15/18	$ 2,501,740

Collateralized Loan Obligations(c) – 10.8%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
1,150,000	1.127	04/18/24	1,122,954
ACIS CLO Ltd. Series 2013-2A, Class A(a)
2,400,000	0.753	10/14/22	2,368,834
Atrium X Series 2010-A, Class A(a)
2,750,000	1.374	07/16/25	2,715,020
B&M CLO Ltd. Series 2014-1A, Class A1(a)
750,000	1.654	04/16/26	741,852
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
68,098	0.551	06/20/17	68,022
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
1,385,902	0.529	04/29/19	1,359,882
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
1,715,070	0.525	02/01/22	1,689,174
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
1,359,112	0.525	02/01/22	1,338,080
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
636,989	1.011	11/21/22	628,114
Crown Point CLO Ltd. Series 2013-2A, Class A1L(a)
2,850,000	1.223	12/14/23	2,798,560
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A(a)
1,800,000	1.353	07/15/25	1,779,323
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
38,669	0.553	11/01/17	38,636
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)
4,700,000	0.558	05/01/22	4,591,369

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
$552,756	0.952%	10/18/21	$ 549,550
ICG US CLO Ltd. Series 2014-1A, Class A1(a)
2,100,000	1.407	04/20/26	2,068,508
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)
5,250,000	1.403	07/15/25	5,163,496
Liberty CLO Ltd. Series 2005-1A, Class A2(a)
159,560	0.653	11/01/17	159,330
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.104	11/22/23	1,033,572
OCP CLO Ltd. Series 2014-5A, Class A1(a)
2,350,000	1.277	04/26/26	2,293,111
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
1,000,000	1.187	04/17/25	978,001
OFSI Fund V Ltd. Series 2014-7A, Class A(a)
2,100,000	1.715	10/18/26	2,074,126
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)
2,250,000	1.283	03/20/25	2,198,101
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
2,000,000	1.587	01/22/25	1,993,866
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A(a)
5,100,000	1.792	04/15/27	5,085,470
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.557	01/17/25	1,988,960
Trinitas CLO Ltd. Series 2014-1A, Class A1(a)
600,000	1.783	04/15/26	596,712
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,331,670	0.503	08/01/22	1,314,487
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)
1,700,000	1.675	04/15/26	1,692,843

			50,429,953

Credit Card(c) – 1.6%
BA Credit Card Trust Series 2007-A11, Class A11
1,667,000	0.256	12/15/19	1,661,266
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	0.566	06/15/21	5,651,001

			7,312,267

Home Equity(a) – 0.8%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5, Class AT5
3,600,000	1.979	08/15/46	3,604,500

Student Loan(c) – 24.3%
Academic Loan Funding Trust Series 2013-1, Class A(a)
4,103,011	0.987	12/26/44	4,077,778
Access Group, Inc. Series 2005-2, Class A3
2,075,575	0.464	11/22/24	2,064,431
Access Group, Inc. Series 2013-1, Class A(a)
2,059,975	0.687	02/25/36	2,029,121
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
2,961,062	0.987	02/25/41	2,964,401
Alaska State Student Loan Corp. Series 2013, Class A
3,105,049	0.687	08/25/31	3,101,572
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
2,733,373	1.075	02/25/43	2,748,685
Brazos Higher Education Authority, Inc. Series 2005-2, Class A10
1,410,856	0.401	12/26/19	1,407,543
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
1,925,133	0.391	12/26/24	1,907,757
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
504,095	1.082	02/25/30	507,176

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
$4,192,986	0.987%	06/25/26	$ 4,211,896
Educational Services of America, Inc. Series 2010-1, Class A1(a)
3,623,074	1.127	07/25/23	3,643,794
Educational Services of America, Inc. Series 2012-1, Class A1(a)
4,431,612	1.337	09/25/40	4,497,992
Educational Services of America, Inc. Series 2014-1, Class A(a)
3,645,657	0.987	02/25/39	3,639,982
GCO Education Loan Funding Trust Series 2005-2, Class A6L
896,878	0.432	05/27/24	894,064
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,591,722	0.412	05/25/25	2,558,826
Goal Capital Funding Trust Series 2007-1, Class A3
1,194,222	0.371	09/25/28	1,179,922
Goal Capital Funding Trust Series 2010-1, Class A(a)
95,620	0.982	08/25/48	95,919
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
7,244,939	0.934	12/01/31	7,246,678
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,320,770	1.232	02/25/42	2,334,380
Massachusetts Educational Financing Authority Series 2008-1, Class A1
1,001,582	1.227	04/25/38	1,006,076
Missouri Higher Education Loan Authority Series 2010-2, Class A1
4,272,770	1.132	08/27/29	4,284,173
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
4,658,935	1.187	05/20/30	4,708,446
Nelnet Student Loan Trust Series 2006-2, Class A5
3,950,000	0.377	01/25/30	3,911,211
Nelnet Student Loan Trust Series 2008-3, Class A4
4,500,000	1.932	11/25/24	4,609,763
Nelnet Student Loan Trust Series 2013-5A, Class A(a)
1,014,212	0.817	01/25/37	1,009,396
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,277,240	0.887	12/26/31	1,272,131
Rhode Island Student Loan Authority Series 2012-1, Class A1
3,492,896	1.080	07/01/31	3,500,966
Rhode Island Student Loan Authority Series 2014-1, Class A1
860,637	0.880	10/02/28	859,880
Scholar Funding Trust Series 2012-B, Class A1(a)
2,857,791	0.586	10/28/25	2,857,890
Scholar Funding Trust Series 2013-A, Class A(a)
4,516,559	0.836	01/30/45	4,501,716
SLC Student Loan Center Series 2011-1, Class A(a)
2,011,189	1.407	10/25/27	2,049,633
SLC Student Loan Trust Series 2010-1, Class A
1,250,885	1.157	11/25/42	1,259,802
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,255,290	0.566	09/15/22	1,253,402
SLM Student Loan Trust Series 2005-9, Class A6
3,100,000	0.827	10/26/26	3,110,807
SLM Student Loan Trust Series 2006-2, Class A5
2,350,000	0.387	07/25/25	2,332,794
SLM Student Loan Trust Series 2006-4, Class A5
5,370,097	0.377	10/27/25	5,351,275
SLM Student Loan Trust Series 2006-7, Class A4
17,614	0.347	04/25/22	17,611
SLM Student Loan Trust Series 2006-8, Class A4
167,193	0.357	10/25/21	166,901
SLM Student Loan Trust Series 2008-2, Class A3
952,875	1.027	04/25/23	957,353
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	1.977	07/25/23	1,294,354
SLM Student Loan Trust Series 2012-3, Class A
1,643,420	0.837	12/26/25	1,657,613

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2012-6, Class A2
$453,490	0.467%	09/25/19	$ 453,183
SLM Student Loan Trust Series 2013-3, Class A2
690,574	0.487	05/26/20	689,976
SLM Student Loan Trust Series 2014-1, Class A2
750,000	0.567	07/26/21	748,202
South Carolina Student Loan Corp. Series 2005, Class A2
269,691	0.403	12/01/20	269,428
US Education Loan Trust LLC Series 2006-1, Class A2(a)
515,745	0.413	03/01/25	515,500
Utah State Board of Regents Series 2012-1, Class A
3,516,959	0.937	12/26/31	3,522,938
Utah State Board of Regents Series 2015-1, Class A
4,700,000	0.785	02/25/43	4,690,788

			113,975,125

TOTAL ASSET-BACKED SECURITIES			$177,823,585

Foreign Debt Obligation(c) – 2.8%
Supranational – 2.8%
International Finance Corp.
$13,100,000	0.186%	08/27/15	$ 13,099,214

Government Guarantee Obligation(d) – 0.9%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 4,103,167

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 4,103,167

U.S. Treasury Obligations – 3.7%
United States Treasury Bonds
$500,000	3.125%	11/15/41	$ 503,350
3,500,000	3.750 (e)	11/15/43	3,935,960
United States Treasury Inflation Protected Securities
3,751,370	0.125	04/15/16	3,769,527
1,081,510	1.125	01/15/21	1,145,222
3,972,064	0.125	01/15/22	3,941,638
2,636,244	0.625	01/15/24	2,684,856
893,993	2.000	01/15/26	1,027,394

TOTAL U.S. TREASURY OBLIGATIONS			$ 17,007,947

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$2,950,000	1.465%	10/30/15	$ 15,278
Deutsche Bank AG Put - OTC - 7 year Interest Rate Swap Strike Price 2.374%
3,800,000	2.374	02/17/16	67,313
Deutsche Bank AG Call - OTC - 7 year Interest Rate Swap Strike Price 2.374%
3,800,000	2.374	02/17/16	70,625
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.513%
2,100,000	2.513	02/19/16	40,932
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.513%
2,100,000	2.513	02/19/16	66,244

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.650%
$5,800,000	2.650%	02/23/16	$ 26,405
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.666%
5,800,000	2.666	02/23/16	25,492
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.750%
2,600,000	2.750	02/19/16	54,144
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.953%
2,700,000	2.953	02/19/16	37,712
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.973%
5,300,000	2.973	02/22/16	71,510
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.975%
2,700,000	2.975	02/19/16	35,983
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.000%
2,700,000	3.000	02/19/16	34,135
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.140%
3,100,000	2.140	02/23/16	43,568
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.140%
3,100,000	2.140	02/23/16	38,922
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.040%
7,100,000	2.040	02/24/16	82,672
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.040%
7,100,000	2.040	02/24/16	106,472
Morgan Stanley Capital Services, Inc. Put - OTC - 7 year Interest Rate Swap Strike Price 2.308%
3,100,000	2.308	02/23/16	48,425
Morgan Stanley Capital Services, Inc. Call - OTC - 7 year Interest Rate Swap Strike Price 2.308%
3,100,000	2.308	02/23/16	65,958

TOTAL OPTIONS PURCHASED			$ 931,790

Shares	Rate	Value
Investment Company(f) – 12.0%
Goldman Sachs Financial Square Government Fund - FST Shares
56,274,817	0.006%	$ 56,274,817

TOTAL INVESTMENTS – 99.5%		$465,466,109

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,460,286

NET ASSETS – 100.0%		$467,926,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $108,589,392, which represents approximately 23.2% of net assets as of June 30, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(d)	Guaranteed by the United States Government until maturity. Total market value for this security amounts to $4,103,167, which represents approximately 0.9% of net assets as of June 30, 2015.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $3,983,750)	3.000%	TBA - 30yr	7/14/15	$(4,000,000)	$(3,983,750)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(10)	September 2015	$(1,540,625)	$14,304
2 Year U.S. Treasury Notes	(32)	September 2015	(7,006,000)	(20,554)
5 Year U.S. Treasury Notes	(163)	September 2015	(19,439,024)	(8,519)
10 Year U.S. Treasury Notes	30	September 2015	3,785,156	(28,584)
20 Year U.S. Treasury Bonds	25	September 2015	3,771,094	45,156

TOTAL				$1,803

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$12,130	05/05/20	2.175%	3 month LIBOR	$4,012	$(55,672)
	20,600	06/24/21	2.923	3 month LIBOR	1,447	10,489
	5,000	09/16/25	2.750	3 month LIBOR	105,396	2,448
	3,950	05/05/27	3 month LIBOR	2.605%	(2,939)	123,506
	5,300	06/24/29	3 month LIBOR	3.218	4,997	(2,307)
	10,900	09/16/30	3 month LIBOR	3.000	(239,321)	(93,599)

TOTAL				$	$(126,408)	$(15,135)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$524,929,733

Gross unrealized gain	2,135,183
Gross unrealized loss	(61,598,807)

Net unrealized security gain	$(59,463,624)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 98.6%
United States Treasury Inflation Protected Securities
$19,957,470	0.125%	04/15/18	$ 20,263,019
29,179,174	0.125 (a)	04/15/19	29,557,628
13,121,125	0.625	07/15/21	13,557,796
13,825,896	0.375	07/15/23	13,892,813
10,849,158	0.625	01/15/24	11,049,216
16,541,415	2.375	01/15/27	19,831,668
3,636,369	2.500	01/15/29	4,489,207
10,507,968	2.125	02/15/40	12,949,389
5,694,823	1.375	02/15/44	6,082,755
United States Treasury Notes
500,000	1.625	06/30/20	499,920
100,000	2.125	06/30/22	100,414

TOTAL U.S. TREASURY OBLIGATIONS			$132,273,825

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaption
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$2,070,000	1.465%	10/30/15	$ 10,720

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$132,284,545

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.9%
Repurchase Agreements – 0.9%
Joint Repurchase Agreement Account II
$1,200,000	0.125%	07/01/15	$ 1,200,000

TOTAL INVESTMENTS – 99.5%			$133,484,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			668,652

NET ASSETS – 100.0%			$134,153,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on June 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(5)	June 2016	$(1,238,438)	$(2,199)
Eurodollars	(6)	September 2016	(1,482,750)	(2,114)
Eurodollars	(6)	December 2016	(1,479,450)	(1,289)
Eurodollars	(6)	March 2017	(1,476,675)	(689)
Eurodollars	(9)	June 2017	(2,210,963)	(13,129)
Eurodollars	(10)	September 2017	(2,452,750)	(11,273)
Ultra Long U.S. Treasury Bonds	(41)	September 2015	(6,316,563)	134,971
2 Year U.S. Treasury Notes	17	September 2015	3,721,938	5,138
5 Year U.S. Treasury Notes	(83)	September 2015	(9,898,398)	(9,653)
10 Year U.S. Treasury Notes	97	September 2015	12,238,672	(63,673)
20 Year U.S. Treasury Bonds	9	September 2015	1,357,594	(4,169)

TOTAL				$31,921

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$8,490	05/05/20	2.175%	3 month LIBOR	$2,808	$(38,965)
	14,400	06/24/21	2.923	3 month LIBOR	(1,262)	9,605
	1,100	09/16/22	3 month LIBOR	2.500%	17	(20,873)
	2,770	05/05/27	3 month LIBOR	2.606	(2,061)	86,610
	3,700	06/24/29	3 month LIBOR	3.218	6,470	(4,592)

TOTAL					$5,972	$31,785

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$135,659,698

Gross unrealized gain	1,313,836
Gross unrealized loss	(3,488,989)

Net unrealized security loss	$(2,175,153)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 28.4%
Banks – 22.4%
Commonwealth Bank of Australia(a)(b)
$400,000	0.781%	09/20/16	$ 401,423
Royal Bank of Canada(a)
400,000	0.741	09/09/16	401,304
Sumitomo Mitsui Banking Corp.
250,000	0.900	01/18/16	250,182
Svenska Handelsbanken AB(a)
400,000	0.751	09/23/16	401,330
The Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
400,000	2.450	09/11/15	401,212
The Toronto-Dominion Bank(a)
400,000	0.741	09/09/16	401,399

			2,256,850

Health Care – 6.0%
McLaren Health Care Corp.
200,000	1.040	05/15/16	199,985
Providence Health & Services Obligated Group(a)
400,000	0.924	10/01/15	400,187

			600,172

TOTAL CORPORATE OBLIGATIONS			$ 2,857,022

Municipal Debt Obligations – 37.4%
California – 10.7%
California Statewide Communities Development Authority (Sifma - Kaiser Permanente) Series 2012 B(a)
$350,000	1.020%	04/01/52	$ 351,025
Orange County CA Pension Obligation RB (Refunding-Pension-Taxable) Series 2015 A
350,000	0.580	11/02/15	349,916
University of California RB (Floating Rate Notes) Series 2011 Y-2(a)
175,000	0.684	07/01/41	175,070
University of California RB (Taxable Floating Rate Notes) Series 2011 Y-1(a)
200,000	0.684	07/01/41	200,078

			1,076,089

Colorado – 1.1%
University of Colorado Enterprise RB Build America Subseries 2010 A-2
105,000	2.672	06/01/16	106,629

Florida(a)(b) – 3.8%
Puttable Floating Option Taxable Notes RB Series 2014 TNP-1011
385,000	0.400	12/01/25	385,000

Indiana – 1.5%
Purdue University RB Build America Bonds Series 2010
150,000	2.710	07/01/15	150,000

Massachusetts(a) – 1.4%
Commonwealth of Massachusetts State GO Bonds Refunding (Sifma Index) Series 2013 A
50,000	0.360	02/01/16	50,009

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Massachusetts(a) – (continued)
Massachusetts State GO Consolidated Loan Series 2012 D
$90,000	0.500%	01/01/18	$ 89,924

			139,933

Missouri – 1.5%
Missouri State Health & Educational Facilities Authority RB for Washington University Taxable Series 2011 A
150,000	1.970	11/15/15	150,459

Nevada – 3.1%
Nevada State System of Higher Education Universities RB Taxable Series 2012 B
315,000	2.000	07/01/15	315,000

New Jersey – 0.6%
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
60,000	4.252	01/01/16	60,967

New York(a) – 4.7%
New York State Local Government Assistance Corp. RB Refunding Sub-Lien (AGM) Series 2003 A-10 V
125,000	0.120	04/01/17	122,746
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
300,000	0.623	11/01/15	300,237
Puttable Floating Option Taxable Notes RB Series 2013 TNP-1006(b)
45,000	0.400	09/15/15	45,000

			467,983

South Carolina(a) – 4.0%
South Carolina State Public Service Authority RB (Taxable LIBOR Index Bonds) Series 2013 D
400,000	1.284	06/01/16	400,620

Washington – 5.0%
Energy Northwest Washington Electric RB (Taxable-Columbia Generating) Series 2012 E
490,000	1.063	07/01/15	490,000
Energy Northwest Washington Electric RB (Taxable-Refunding Project) Series 2012 C
15,000	1.264	07/01/15	15,000

			505,000

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 3,757,680

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 6,614,702

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 33.8%
Repurchase Agreement – 33.8%
Citigroup Global Markets, Inc.
$490,000	1.181%	09/29/15	$ 490,000
Maturity Value: $491,527
Settlement Date: 06/26/15
Collateralized by Conseco Financial Corp, Series GT 1997-8, Class M1, 7.020%, due 10/15/27. The aggregate market value of the collateral, including accrued interest, was $588,001.

Joint Repurchase Agreement Account II(c)
2,900,000	0.125	07/01/15	2,900,000

TOTAL SHORT-TERM INVESTMENTS			$ 3,390,000

TOTAL INVESTMENTS – 99.6%			$10,004,702

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			44,370

NET ASSETS – 100.0%			$10,049,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,232,635, which represents approximately 12.3% of net assets as of June 30, 2015.

(c)	Joint repurchase agreement was entered into on June 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
AGM	— Assured Guaranteed Municipal Corp
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,003,166

Gross unrealized gain	3,198
Gross unrealized loss	(1,662)

Net unrealized security gain	$1,536

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 28.6%
Collateralized Mortgage Obligations – 9.1%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$12,005	21.320%	11/25/20	$ 16,270

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
239	1,172.807	11/15/21	5,508

Regular Floater(a) – 5.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
5,418,160	0.734	02/25/48	5,399,996
FNMA REMIC Series 1988-12, Class B
17,709	0.000	02/25/18	17,529
FNMA REMIC Series 2007-33, Class HF
825,173	0.537	04/25/37	829,196
NCUA Guaranteed Notes Series 2010-A1, Class A
2,541,097	0.524	12/07/20	2,545,906
NCUA Guaranteed Notes Series 2010-R2, Class 1A
5,223,494	0.555	11/06/17	5,233,084
NCUA Guaranteed Notes Series 2011-R1, Class 1A
4,436,540	0.635	01/08/20	4,457,163
NCUA Guaranteed Notes Series 2011-R2, Class 1A
14,991,175	0.585	02/06/20	15,032,752
NCUA Guaranteed Notes Series 2011-R3, Class 1A
14,105,205	0.585	03/11/20	14,148,732
NCUA Guaranteed Notes Series 2011-R4, Class 1A
16,998,811	0.565	03/06/20	17,027,364
NCUA Guaranteed Notes Series 2011-R5, Class 1A
8,401,262	0.561	04/06/20	8,403,887
NCUA Guaranteed Notes Series 2011-R6, Class 1A
1,839,668	0.565	05/07/20	1,839,668

			74,935,277

Sequential Fixed Rate – 3.7%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
7,073,375	3.250	04/25/38	7,261,228
FHLMC REMIC Series 108, Class G
58,964	8.500	12/15/20	62,691
FHLMC REMIC Series 1980, Class Z
541,280	7.000	07/15/27	617,641
FHLMC REMIC Series 2019, Class Z
541,153	6.500	12/15/27	606,315
FHLMC REMIC Series 2755, Class ZA
1,168,750	5.000	02/15/34	1,288,348
FHLMC REMIC Series 3530, Class DB
8,689,765	4.000	05/15/24	9,230,956
FHLMC REMIC Series 4273, Class PD
2,405,304	6.500	11/15/43	2,780,578
FNMA REMIC Series 1989-66, Class J
111,493	7.000	09/25/19	118,745
FNMA REMIC Series 1990-16, Class E
99,292	9.000	03/25/20	112,109
FNMA REMIC Series 2005-65, Class WL
430,050	5.500	07/25/34	433,736
FNMA REMIC Series 2012-111, Class B
1,151,441	7.000	10/25/42	1,323,013
FNMA REMIC Series 2012-153, Class B
3,628,162	7.000	07/25/42	4,250,430

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2015-30, Class EA
$13,660,529	3.000%	05/25/45	$ 14,161,424
NCUA Guaranteed Notes Series 2010-R1, Class 2A
195,852	1.840	10/07/20	195,997
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,571,334

			54,014,545

Sequential Floating Rate(a) – 0.3%
FHLMC REMIC Series 4273, Class PS
3,129,979	5.915	11/15/43	496,487
FNMA REMIC Series 1988-12, Class A
34,473	3.824	02/25/18	35,102
NCUA Guaranteed Notes Series 2010-R1, Class 1A
3,785,107	0.635	10/07/20	3,802,997

			4,334,586

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 133,306,186

Commercial Mortgage-Backed Securities – 5.0%
Sequential Fixed Rate – 5.0%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1(a)
$22,582,366	0.561%	07/25/20	$ 22,645,608
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A(a)
10,746,196	0.524	01/25/21	10,749,398
FNMA ACES Series 2009-M2, Class A2
3,033,066	3.334	01/25/19	3,049,670
FNMA ACES Series 2014-M1, Class ASQ2(a)
32,500,000	2.323	11/25/18	33,237,870
FNMA ACES Series 2014-M5, Class FA(a)
4,119,090	0.548	01/25/17	4,120,695

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 73,803,241

Federal Agencies – 14.5%
Adjustable Rate FHLMC(a) – 0.3%
$28,733	2.365%	05/01/18	$ 28,838
31,065	2.949	10/01/25	31,536
633,095	2.366	11/01/34	678,899
2,671,659	2.409	06/01/35	2,854,621
251,754	2.839	05/01/36	269,969
83,155	2.143	10/01/36	88,769
110,118	2.540	11/01/36	118,085

			4,070,717

Adjustable Rate FNMA(a) – 2.6%
28,972	2.586	02/01/18	29,137
40,034	2.044	06/01/18	40,854
52,095	5.880	05/01/20	54,771
25,678	3.114	01/01/23	26,027
126,826	3.135	02/01/27	129,161
1,139,313	2.451	08/01/29	1,155,634
37,322	2.255	07/01/32	39,339
50,611	2.380	07/01/32	53,952
90,986	1.924	01/01/33	95,673
1,755,407	2.550	05/01/33	1,867,781
377,725	2.625	08/01/33	403,534
1,368,022	4.611	08/01/33	1,483,922
1,219,496	2.441	02/01/34	1,304,323

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$727,412	2.360%	05/01/34	$ 772,049
476,864	2.445	05/01/34	510,442
710,001	2.356	06/01/34	761,591
547,602	2.156	10/01/34	585,328
469,002	2.191	10/01/34	497,489
119,328	2.123	02/01/35	125,799
1,130,421	2.131	02/01/35	1,190,552
323,568	2.274	03/01/35	342,856
966,102	2.345	03/01/35	1,026,499
1,491,219	1.944	04/01/35	1,558,774
2,664,397	2.027	04/01/35	2,814,584
537,497	2.470	04/01/35	571,522
577,661	2.052	05/01/35	611,206
327,931	2.210	05/01/35	345,774
2,631,817	2.348	08/01/35	2,813,648
732,522	2.224	10/01/35	785,749
1,601,513	2.330	03/01/36	1,702,682
522,162	2.381	04/01/36	550,535
1,551,747	2.548	04/01/36	1,660,765
2,134,208	2.410	06/01/36	2,283,135
1,404,485	2.562	06/01/36	1,490,839
1,810,126	2.502	07/01/36	1,917,432
3,252,828	2.325	09/01/36	3,488,170
254,924	2.506	11/01/36	273,368
163,501	2.542	11/01/36	175,330
2,028,461	2.395	07/01/37	2,175,220
91,515	2.445	12/01/46	98,136

			37,813,582

Adjustable Rate GNMA(a) – 0.4%
377,783	1.625	05/20/34	391,733
739,304	1.625	07/20/34	766,484
452,586	1.625	08/20/34	469,241
3,558,469	1.625	09/20/34	3,689,499
461,950	1.625	10/20/34	478,907
651,436	1.625	12/20/34	675,412

			6,471,276

FHLMC – 0.3%
487	8.500	10/01/15	489
1,856	8.000	12/01/15	1,870
1,654	7.000	03/01/16	1,665
627,899	5.500	01/01/20	669,615
199,114	7.000	04/01/22	217,425
3,383	4.500	05/01/23	3,598
13,731	7.500	01/01/31	15,065
5,376	6.000	06/01/36	6,152
3,327,793	7.000	02/01/39	3,902,121

			4,818,000

FNMA – 10.4%
490	8.500	10/01/15	490
498	8.500	12/01/15	501
1,686	5.500	01/01/18	1,764
7,132,235	2.800	03/01/18	7,384,807
59,275,689	3.743	06/01/18	62,848,578
96,427	5.500	07/01/18	101,541
70,949	5.500	08/01/18	74,464
136,173	5.500	09/01/18	143,444
15,800,000	2.960	11/01/18	16,436,159
18,434	5.500	12/01/18	19,502
11,137	5.500	01/01/19	11,788
13,155	5.500	03/01/19	13,972
623	5.500	08/01/19	625

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$6,401	5.000%	09/01/19	$ 6,782
23,877	7.000	11/01/19	25,264
40,497,005	4.317	07/01/21	44,675,936
176,847	5.000	07/01/23	195,271
1,925,033	5.500	09/01/23	2,108,378
487,374	5.500	10/01/23	536,024
4,343	7.000	12/01/24	4,975
102,007	5.000	06/01/25	112,520
1,362	7.000	08/01/27	1,576
1,479	7.000	10/01/28	1,640
1,372	7.000	01/01/29	1,611
1,209,282	4.500	09/01/29	1,307,685
397	7.000	11/01/29	401
936	7.000	04/01/31	1,051
9,216	7.000	05/01/32	10,677
6,881	7.000	06/01/32	7,539
1,190	7.000	08/01/32	1,403
29,797	6.000	03/01/33	34,248
7,863	6.000	04/01/33	9,037
1,842,564	6.500	04/01/33	2,165,954
5,967	6.000	11/01/33	6,857
1,673	7.000	04/01/34	1,948
25,234	6.000	01/01/35	28,982
3,172,021	6.000	04/01/35	3,645,563
60,691	6.000	06/01/35	69,643
231,520	6.000	09/01/35	263,303
457	6.000	11/01/35	519
31,553	6.000	01/01/36	35,884
9,271	6.000	02/01/36	10,648
95,307	6.000	05/01/36	108,801
3,081	6.000	06/01/36	3,544
206,896	6.000	08/01/36	236,279
542,444	6.000	09/01/36	617,293
912,631	4.500	11/01/36	988,013
35,063	6.000	04/01/37	40,087
128,289	6.000	08/01/37	146,708
251,612	7.500	10/01/37	294,969
293,310	6.000	11/01/37	335,749
8,323	6.000	02/01/38	9,515
105,965	6.000	01/01/39	120,523
301,325	4.500	02/01/39	325,513
2,013,968	7.000	03/01/39	2,312,539
272,391	4.500	04/01/39	294,256
13,514	4.500	08/01/39	14,778
37,683	4.500	05/01/41	40,796
1,152,305	4.500	08/01/41	1,250,926
301,626	4.500	10/01/41	326,540
134,515	5.000	02/01/42	149,374
971,171	3.000	12/01/42	976,061
908,845	3.000	01/01/43	913,591
220,100	3.000	04/01/43	221,123
95,724	3.000	05/01/43	95,598

			152,131,530

GNMA – 0.5%
262,208	5.500	07/15/20	278,536
5,995	6.500	01/15/32	6,839
11,374	6.500	02/15/32	12,976
12,316	6.500	08/15/34	14,632
21,753	6.500	05/15/35	25,294
6,475	6.500	06/15/35	7,483
12,867	6.500	07/15/35	14,962
3,386	6.500	08/15/35	3,941
11,759	6.500	09/15/35	13,662
7,970	6.500	10/15/35	9,272

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$35,630	6.500%	11/15/35	$ 41,430
40,720	6.500	12/15/35	47,309
56,093	6.500	01/15/36	65,201
49,130	6.500	02/15/36	57,155
50,704	6.500	03/15/36	59,003
129,407	6.500	04/15/36	149,561
200,289	6.500	05/15/36	231,311
170,276	6.500	06/15/36	196,609
734,353	6.500	07/15/36	860,493
733,925	6.500	08/15/36	848,585
1,097,773	6.500	09/15/36	1,267,686
448,758	6.500	10/15/36	521,134
598,321	6.500	11/15/36	694,961
240,656	6.500	12/15/36	277,028
97,422	6.500	01/15/37	111,715
41,858	6.500	02/15/37	48,349
25,578	6.500	03/15/37	29,770
79,247	6.500	04/15/37	91,619
50,890	6.500	05/15/37	58,055
30,556	6.500	08/15/37	35,331
191,405	6.500	09/15/37	220,652
203,404	6.500	10/15/37	246,052
103,623	6.500	11/15/37	120,343
4,114	6.500	02/15/38	4,758
42,478	6.500	05/15/38	49,145
4,676	6.500	08/15/38	5,441
117,778	6.000	11/15/38	134,089
47,741	6.500	11/15/38	55,205
17,806	6.500	01/15/39	20,604
31,397	6.500	02/15/39	36,266

			6,972,457

TOTAL FEDERAL AGENCIES			$ 212,277,562

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 419,386,989

Agency Debentures – 21.8%
FFCB
$3,200,000	1.460%	11/19/19	$ 3,142,851
16,000,000	3.500	12/20/23	17,145,310
FHLB
23,500,000	0.375	06/10/16	23,508,723
12,200,000	2.125	06/10/16	12,401,759
28,500,000	0.750	02/13/17	28,569,549
11,460,000	1.500	02/28/17	11,543,308
22,000,000	1.000	06/09/17	22,092,266
3,200,000	1.530	11/21/19	3,169,808
7,000,000	1.875	03/13/20	7,062,969
2,300,000	3.250	06/09/23	2,418,445
1,800,000	5.375	08/15/24	2,198,184
FHLMC
9,700,000	0.500	08/28/15	9,704,375
2,780,000	0.850	12/26/17	2,766,909
4,800,000	1.000	01/17/18	4,803,998
FNMA
8,000,000	0.500	07/02/15	8,000,088
16,500,000	0.500	10/22/15	16,515,246
73,200,000	2.375	04/11/16	74,367,467
39,500,000	0.750	03/14/17	39,579,332
5,200,000	6.250	05/15/29	7,111,469
16,080,000	7.125	01/15/30	23,794,962
Small Business Administration
20,740	7.200	06/01/17	21,542
47,300	6.300	05/01/18	50,579
40,299	6.300	06/01/18	43,113

TOTAL AGENCY DEBENTURES			$ 320,012,252

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligation(d) – 1.3%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%	10/30/20	$ 19,797,782

U.S. Treasury Obligations – 40.5%
United States Treasury Bonds
$2,100,000	3.625%	08/15/43	$ 2,309,559
8,600,000	3.750 (e)	11/15/43	9,671,216
United States Treasury Inflation Protected Securities
9,860,744	0.125	04/15/16	9,908,470
1,838,567	1.125	01/15/21	1,946,877
11,184,496	0.125	01/15/22	11,098,823
2,236,542	0.375	07/15/23	2,247,367
8,963,230	0.625	01/15/24	9,128,512
715,194	2.000	01/15/26	821,915
2,955,366	2.125	02/15/40	3,642,016
1,370,412	1.375	02/15/44	1,463,764
United States Treasury Notes
91,800,000	0.375	10/31/16	91,731,153
14,400,000	0.625	12/31/16	14,431,104
118,400,000	0.500	02/28/17	118,321,854
100,000,000	0.500	03/31/17	99,897,003
111,600,000	0.875	07/15/17	112,064,265
47,900,000	1.000	05/31/18	47,912,933
16,800,000	1.500	01/31/19	16,955,738
3,700,000	1.625	04/30/19	3,741,070
5,900,000	1.500	05/31/20	5,867,727
5,000,000	1.625	06/30/20	4,999,200
10,800,000	2.250	04/30/21	11,026,584
2,800,000	2.000	05/31/21	2,817,892
10,900,000	1.875	05/31/22	10,778,247
1,200,000	2.125	06/30/22	1,204,968

TOTAL U.S. TREASURY OBLIGATIONS			$ 593,988,257

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.177%
$3,200,000	2.177%	02/22/16	$ 48,053
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.177%
3,200,000	2.177	02/22/16	37,380
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
6,260,000	1.465	10/30/15	32,420
Deutsche Bank AG Put - OTC - 5 year Interest Rate Swap Strike Price 2.078%
11,900,000	2.078	02/26/16	148,925
Deutsche Bank AG Call - OTC - 5 year Interest Rate Swap Strike Price 2.078%
11,900,000	2.078	02/26/16	169,455
Deutsche Bank AG Put - OTC - 7 year Interest Rate Swap Strike Price 2.374%
3,500,000	2.374	02/17/16	61,998
Deutsche Bank AG Call - OTC - 7 year Interest Rate Swap Strike Price 2.374%
3,500,000	2.374	02/17/16	65,049

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.513%
$2,600,000	2.513%	02/19/16	$ 50,677
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.513%
2,600,000	2.513	02/19/16	82,016
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.650%
6,300,000	2.650	02/23/16	28,681
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.666%
6,300,000	2.666	02/23/16	27,690
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.750%
3,200,000	2.750	02/19/16	66,639
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.953%
3,200,000	2.953	02/19/16	44,696
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.973%
6,500,000	2.973	02/22/16	87,701
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.975%
3,200,000	2.975	02/19/16	42,647
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.000%
3,300,000	3.000	02/19/16	41,721

TOTAL OPTIONS PURCHASED			$ 1,035,748

Shares	Rate	Value
Investment Company(f) – 6.2%
Goldman Sachs Financial Square Government Fund - FST Shares
90,656,275	0.006%	90,656,275

TOTAL INVESTMENTS – 98.5%		$1,444,877,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		21,963,791

NET ASSETS – 100.0%		$1,466,841,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,661,224, which represents approximately 0.9% of net assets as of June 30, 2015.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,797,782, which represents approximately 1.3% of net assets as of June 30, 2015.

(e)	A portion of these securities are segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(38)	September 2015	$(5,854,375)	$200,961
2 Year U.S. Treasury Notes	3,475	September 2015	760,807,813	1,032,226
5 Year U.S. Treasury Notes	(544)	September 2015	(64,876,250)	(139,181)
10 Year U.S. Treasury Notes	(591)	September 2015	(74,567,578)	416,351
20 Year U.S. Treasury Bonds	(106)	September 2015	(15,989,438)	187,451

TOTAL				$1,697,808

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$31,000		11/02/16	3 month LIBOR	1.780%	$(364,309)	$(181,986)
	133,200	(a)	01/11/18	3 month LIBOR	1.876	400	(2,184,813)
	25,750	(a)	05/05/20	2.175%	3 month LIBOR	8,517	(118,182)
	61,700	(a)	09/16/20	3 month LIBOR	2.250	(766,399)	(338,106)
	42,800	(a)	06/24/21	2.923	3 month LIBOR	(4,949)	29,747
	15,800	(a)	09/16/22	3 month LIBOR	2.500	63,808	(363,375)
	16,200	(a)	09/16/25	3 month LIBOR	2.750	261	(349,675)
	8,390	(a)	05/05/27	3 month LIBOR	2.606	(6,243)	262,333
	11,000	(a)	06/24/29	3 month LIBOR	3.218	13,437	(7,854)
	14,200	(a)	09/16/30	3 month LIBOR	3.000	(312,375)	(121,337)
	1,600	(a)	09/16/45	3 month LIBOR	3.000	5,234	(21,571)

TOTAL						$(1,362,618)	$(3,394,819)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,422,313,195

Gross unrealized gain	25,150,050
Gross unrealized loss	(2,585,942)

Net unrealized security gain	$22,564,108

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 58.3%
Automotive – 3.8%
Daimler Finance North America LLC(a)
$1,500,000	2.450%		05/18/20	$ 1,490,311
Ford Motor Credit Co. LLC
2,050,000	8.000		12/15/16	2,239,912
900,000	8.125		01/15/20	1,097,414
General Motors Financial Co., Inc.
3,500,000	4.750		08/15/17	3,692,306
Schaeffler Holding Finance BV(a)(b)(c)
4,045,000	6.875		08/15/18	4,191,510

				12,711,453

Banks – 19.6%
ABN AMRO Bank NV(a)
1,050,000	1.079	(d)	10/28/16	1,054,652
2,350,000	1.800		06/04/18	2,347,297
Australia & New Zealand Banking Group Ltd.
300,000	1.000	(a)	10/06/16	300,480
1,350,000	1.250		01/10/17	1,350,231
Banco de Bogota SA(a)
200,000	5.000		01/15/17	207,000
Banco del Estado de Chile(a)
170,000	2.000		11/09/17	170,213
Bank of America Corp.
5,375,000	6.000		09/01/17	5,841,819
1,200,000	2.650		04/01/19	1,209,456
Bank of America NA
2,700,000	1.750		06/05/18	2,698,104
BNP Paribas SA
550,000	2.375		05/21/20	543,390
BPCE SA
1,026,000	2.500		12/10/18	1,041,447
Canadian Imperial Bank of Commerce(a)
300,000	2.600		07/02/15	300,000
Capital One Bank USA NA(b)
800,000	2.250		02/13/19	793,708
Citigroup, Inc.
1,375,000	6.125		11/21/17	1,510,404
1,500,000	1.800		02/05/18	1,492,647
450,000	6.125		05/15/18	500,955
1,325,000	2.500		07/29/19	1,323,541
Commonwealth Bank of Australia
525,000	1.900		09/18/17	530,830
2,100,000	1.625		03/12/18	2,096,148
Compass Bank(b)
775,000	2.750		09/29/19	769,502
Credit Agricole SA(a)(d)
525,000	1.121		10/03/16	527,611
Credit Suisse Group Funding Guernsey Ltd.(a)
1,425,000	2.750		03/26/20	1,405,727
Credit Suisse New York
1,500,000	0.772	(d)	05/26/17	1,495,651
725,000	1.750		01/29/18	723,278
HBOS PLC(a)
1,325,000	6.750		05/21/18	1,469,693
ING Bank NV(a)
350,000	1.375		03/07/16	351,327
1,525,000	1.800		03/16/18	1,525,947
Intesa Sanpaolo SpA
2,550,000	3.875		01/16/18	2,642,532

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
$3,200,000	6.400%		10/02/17	$ 3,524,290
650,000	1.700	(b)	03/01/18	647,561
1,825,000	2.250	(b)	01/23/20	1,791,632
KBC Bank NV(b)(d)
400,000	8.000		01/25/23	437,000
Lloyds Bank PLC
600,000	1.750		03/16/18	598,502
1,000,000	2.300		11/27/18	1,005,070
Macquarie Bank Ltd.(a)
700,000	1.600		10/27/17	699,683
Morgan Stanley, Inc.
4,100,000	5.950		12/28/17	4,498,169
875,000	6.625		04/01/18	981,610
775,000	2.650		01/27/20	773,390
MUFG Americas Holdings Corp.(b)
625,000	1.625		02/09/18	620,733
Nomura Holdings, Inc.
600,000	2.000		09/13/16	603,131
Resona Preferred Global Securities Ltd.(a)(b)(d)
1,625,000	7.191		12/31/49	1,629,062
Royal Bank of Scotland PLC
275,000	4.375		03/16/16	281,074
1,625,000	6.400		10/21/19	1,806,356
Santander Holdings USA, Inc.(b)
1,675,000	3.450		08/27/18	1,722,033
1,275,000	2.650		04/17/20	1,250,798
Sumitomo Mitsui Banking Corp.
450,000	0.701	(d)	01/10/17	449,996
1,075,000	1.750		01/16/18	1,074,876
The Bank of Nova Scotia(a)
200,000	1.650		10/29/15	200,738
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,100,000	1.700		03/05/18	1,097,543
The Huntington National Bank
1,025,000	2.000		06/30/18	1,023,801
Wells Fargo & Co.
2,200,000	5.625		12/11/17	2,414,843
600,000	2.150		01/30/20	594,083

				65,949,564

Chemicals – 1.1%
AVINTIV Specialty Materials, Inc.(b)
217,000	7.750		02/01/19	223,239
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV(a)(b)
700,000	7.375		05/01/21	749,000
Eastman Chemical Co.(b)
1,250,000	2.700		01/15/20	1,245,838
Ecolab, Inc.
1,000,000	1.550		01/12/18	994,711
Incitec Pivot Ltd.(a)
375,000	4.000		12/07/15	379,111

				3,591,899

Construction Machinery – 1.6%
Case New Holland, Inc.
1,300,000	7.875		12/01/17	1,420,250
Caterpillar Financial Services Corp.
2,600,000	2.250		12/01/19	2,607,784
John Deere Capital Corp.
1,200,000	2.300		09/16/19	1,201,019

				5,229,053

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(b) – 0.5%
CDK Global, Inc.
$525,000	3.300%	10/15/19	$ 528,066
First Data Corp.(a)
1,100,000	8.875	08/15/20	1,155,000

			1,683,066

Consumer Products – 0.8%
Avon Products, Inc.
450,000	2.375	03/15/16	451,688
Beam, Inc.
250,000	5.375	01/15/16	256,082
Kimberly-Clark Corp.
625,000	1.850	03/01/20	614,021
Sally Holdings LLC(b)
1,250,000	6.875	11/15/19	1,296,875

			2,618,666

Diversified Manufacturing – 0.0%
Pentair Finance SA
125,000	1.350	12/01/15	125,168

Electric – 1.3%
Commonwealth Edison Co.(b)
300,000	2.150	01/15/19	299,203
Dominion Resources, Inc.
900,000	1.900	06/15/18	901,942
Electricite de France(a)(d)
975,000	0.735	01/20/17	975,965
Exelon Corp.(b)
350,000	2.850	06/15/20	352,090
Sempra Energy(b)
1,100,000	2.400	03/15/20	1,087,968
The Southern Co.(b)
800,000	2.750	06/15/20	804,425

			4,421,593

Energy – 1.4%
Anadarko Petroleum Corp.
1,425,000	6.375	09/15/17	1,564,048
BP Capital Markets PLC
1,125,000	1.846	05/05/17	1,135,975
Canadian Natural Resources Ltd.(d)
450,000	0.657	03/30/16	449,186
Devon Energy Corp.(d)
450,000	0.826	12/15/16	444,810
Noble Holding International Ltd.
100,000	2.500	03/15/17	99,603
Petroleos de Venezuela SA
90,000	9.000	11/17/21	36,450
210,000	6.000	05/16/24	74,812
160,000	6.000	11/15/26	56,000
50,000	5.375	04/12/27	17,083
Transocean, Inc.
835,000	2.500	10/15/17	809,950

			4,687,917

Energy – Exploration & Production – 0.9%
Chesapeake Energy Corp.
1,225,000	7.250	12/15/18	1,258,687
Marathon Oil Corp.(b)
650,000	2.700	06/01/20	647,080
Whiting Petroleum Corp.(b)
1,255,000	5.000	03/15/19	1,233,038

			3,138,805

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 1.7%
Beam Suntory, Inc.
$800,000	1.750%	06/15/18	$ 792,818
ConAgra Foods, Inc.
325,000	4.950	08/15/20	349,975
HJ Heinz Co.(a)
1,300,000	2.000	07/02/18	1,300,959
Kraft Foods, Inc.
400,000	4.125	02/09/16	407,599
Pernod-Ricard SA(a)
525,000	2.950	01/15/17	536,476
Sysco Corp.
1,075,000	1.450	10/02/17	1,083,617
The J.M. Smucker Co.(a)
800,000	1.750	03/15/18	798,006
550,000	2.500	03/15/20	546,162

			5,815,612

Gaming – 0.3%
MGM Resorts International
975,000	8.625	02/01/19	1,101,750

Health Care Products – 0.7%
Becton Dickinson & Co.
1,100,000	2.675	12/15/19	1,098,921
Medtronic, Inc.(a)
1,100,000	1.500	03/15/18	1,095,801

			2,194,722

Health Care Services – 1.5%
Cardinal Health, Inc.
905,000	4.625	12/15/20	977,150
CHS/Community Health Systems, Inc.(b)
800,000	5.125	08/15/18	818,000
1,100,000	8.000	11/15/19	1,159,125
Express Scripts Holding Co.
175,000	3.125	05/15/16	177,875
McKesson Corp.
175,000	1.400	03/15/18	172,726
650,000	2.284	03/15/19	647,827
Providence Health & Services Obligated Group(d)
525,000	1.074	10/01/16	526,913
UnitedHealth Group, Inc.
400,000	1.400	10/15/17	399,203

			4,878,819

Life Insurance – 0.1%
MetLife, Inc.
150,000	1.756	12/15/17	150,975

Media – Cable – 1.7%
Comcast Corp.
440,000	6.500	01/15/17	475,530
600,000	5.700	05/15/18	666,191
COX Communications, Inc.
100,000	5.500	10/01/15	101,127
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1,350,000	1.750	01/15/18	1,340,206
725,000	5.875	10/01/19	815,927
Time Warner Cable, Inc.
1,470,000	5.850	05/01/17	1,570,272
775,000	5.000	02/01/20	833,041

			5,802,294

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media – Non Cable – 0.4%
21st Century Fox America, Inc.
$550,000	6.900%	03/01/19	$ 636,806
NBCUniversal Media LLC
675,000	2.875	04/01/16	685,908

			1,322,714

Metals & Mining – 1.2%
Anglo American Capital PLC(a)(d)
700,000	1.225	04/15/16	698,355
BHP Billiton Finance USA Ltd.(d)
550,000	0.532	09/30/16	549,888
CITIC Ltd.
340,000	6.800	01/17/23	392,432
Freeport-McMoRan, Inc.
700,000	2.375	03/15/18	693,285
Glencore Finance Canada Ltd.(a)
1,750,000	2.700	10/25/17	1,768,146

			4,102,106

Noncaptive – Financial – 1.2%
CIT Group, Inc.
700,000	5.250	03/15/18	721,875
General Electric Capital Corp.
1,275,000	2.300	04/27/17	1,300,460
General Electric Capital Corp./LJ VP Holdings LLC(a)
825,000	3.800	06/18/19	872,401
Navient LLC
1,150,000	8.450	06/15/18	1,279,375

			4,174,111

Pharmaceuticals – 4.6%
AbbVie, Inc.
4,075,000	1.800	05/14/18	4,063,125
Actavis Funding SCS(b)
2,400,000	3.000	03/12/20	2,403,224
Eli Lilly & Co.
550,000	1.250	03/01/18	548,210
EMD Finance LLC(a)
1,625,000	1.700	03/19/18	1,624,946
Forest Laboratories, Inc.(a)
2,000,000	4.375	02/01/19	2,116,694
Mylan, Inc.(a)(b)
500,000	7.875	07/15/20	520,862
Perrigo Co. PLC
750,000	1.300	11/08/16	748,609
Roche Holdings, Inc.(a)(d)
2,350,000	0.372	09/29/17	2,345,516
Valeant Pharmaceuticals International, Inc.(a)(b)
1,100,000	6.750	08/15/18	1,157,750

			15,528,936

Pipelines – 3.1%
Columbia Pipeline Group, Inc.(a)
475,000	2.450	06/01/18	477,733
El Paso Natural Gas Co. LLC
325,000	5.950	04/15/17	345,728

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(b)(d)
$1,150,000	8.375%		08/01/66	$ 1,201,750
675,000	7.034		01/15/68	725,625
Kinder Morgan Energy Partners LP
550,000	2.650		02/01/19	545,189
Kinder Morgan, Inc.
2,250,000	7.000		06/15/17	2,444,796
ONEOK Partners LP(b)
250,000	3.250		02/01/16	252,359
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(b)
1,150,000	8.375		06/01/20	1,247,750
Spectra Energy Partners LP(b)
350,000	2.950		06/15/16	355,436
TransCanada PipeLines Ltd.
570,000	1.875		01/12/18	572,536
950,000	6.350	(b)(d)	05/15/67	893,000
Western Gas Partners LP(b)
1,470,000	2.600		08/15/18	1,474,503

				10,536,405

Property/Casualty Insurance(b)(d) – 0.7%
The Chubb Corp.
2,100,000	6.375		03/29/67	2,194,500

Real Estate Investment Trust – 3.1%
ARC Properties Operating Partnership LP(b)
2,475,000	3.000		02/06/19	2,361,058
HCP, Inc.
500,000	3.750		02/01/16	506,509
600,000	3.750	(b)	02/01/19	622,324
Health Care REIT, Inc.(b)
1,225,000	4.125		04/01/19	1,292,225
Kilroy Realty LP
450,000	5.000		11/03/15	455,189
Realty Income Corp.(b)
125,000	2.000		01/31/18	125,624
Select Income REIT(b)
1,275,000	3.600		02/01/20	1,294,698
Senior Housing Properties Trust(b)
750,000	3.250		05/01/19	750,546
Ventas Realty LP/Ventas Capital Corp.
675,000	3.125		11/30/15	680,442
900,000	2.000	(b)	02/15/18	902,340
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
1,475,000	1.750		09/15/17	1,479,114

				10,470,069

Restaurants – 0.0%
Brinker International, Inc.
150,000	2.600		05/15/18	150,433

Retailers – Food & Drug – 0.6%
The Kroger Co.(d)
550,000	0.804		10/17/16	550,229
Walgreens Boots Alliance, Inc.(b)
1,550,000	2.700		11/18/19	1,553,225

				2,103,454

Technology – 0.8%
Fiserv, Inc.(b)
625,000	2.700		06/01/20	622,752
Harris Corp.
550,000	1.999		04/27/18	548,561

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – (continued)
Hewlett-Packard Co.
	$900,000	1.217	%(d)	01/14/19	$ 887,353
	575,000	3.750		12/01/20	589,785

					2,648,451

Technology – Hardware – 0.7%
NXP BV/NXP Funding LLC(a)
	750,000	3.750		06/01/18	760,313
QUALCOMM, Inc.
	1,450,000	2.250		05/20/20	1,438,137
Tech Data Corp.
	75,000	3.750		09/21/17	77,607

					2,276,057

Tobacco – 0.9%
BAT International Finance PLC(a)
	1,225,000	1.850		06/15/18	1,227,935
Reynolds American, Inc.
	1,925,000	2.300		06/12/18	1,940,637

					3,168,572

Transportation(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,101,000	3.375		03/15/18	1,134,726

Wireless Telecommunications – 0.9%
America Movil SAB de CV
MXN	2,760,000	6.000		06/09/19	176,107
American Tower Corp.
	$525,000	4.500		01/15/18	555,394
Intelsat Jackson Holdings SA(b)
	600,000	7.250		04/01/19	607,500
Sprint Communications, Inc.
	1,400,000	6.000		12/01/16	1,442,000
	175,000	8.375		08/15/17	188,563

					2,969,564

Wirelines Telecommunications – 2.8%
AT&T, Inc.
	725,000	2.300		03/11/19	722,991
	2,225,000	2.450	(b)	06/30/20	2,175,734
Frontier Communications Corp.
	1,325,000	8.250		04/15/17	1,431,000
Telecom Italia Capital SA
	816,000	5.250		10/01/15	822,453
Telefonica Emisiones SAU
	825,000	3.192		04/27/18	846,243
Verizon Communications, Inc.
	1,975,000	6.350		04/01/19	2,254,736
	1,300,000	2.550		06/17/19	1,308,382

					9,561,539

TOTAL CORPORATE OBLIGATIONS					$196,442,993

Mortgage-Backed Obligations – 8.1%
Collateralized Mortgage Obligations – 5.6%
Interest Only(e) – 0.5%
FHLMC STRIPS Series 329, Class C1
	$807,855	4.000%		12/15/41	$ 169,952
FNMA REMIC Series 2012-146, Class IO
	6,217,801	3.500		01/25/43	1,434,764

					1,604,716

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(d) – 0.1%
FNMA REMIC Series 2015-20, Class ES
	$980,202	5.963%	04/25/45	$ 233,915
GNMA REMIC Series 2010-1, Class SD
	52,653	5.603	01/20/40	8,679
GNMA REMIC Series 2010-98, Class QS
	353,742	6.413	01/20/40	57,652
GNMA REMIC Series 2011-17, Class SA
	410,973	5.913	09/20/40	65,992
GNMA REMIC Series 2011-61, Class CS
	303,005	6.493	12/20/35	29,593
GNMA REMIC Series 2011-79, Class AS
	173,197	5.923	07/20/37	8,494
GNMA REMIC Series 2013-113, Class SD
	279,379	6.515	08/16/43	50,094
GNMA REMIC Series 2013-152, Class TS
	656,479	5.913	06/20/43	109,319

				563,738

Sequential Fixed Rate – 0.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
	272,975	2.779	09/25/22	282,502
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
	669	1.337	06/25/16	670
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
	200,000	1.655	11/25/16	201,655
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	102,253
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	100,000	1.883	05/25/19	100,865
FNMA REMIC Series 2012-111, Class B
	75,504	7.000	10/25/42	86,755
FNMA REMIC Series 2012-153, Class B
	225,352	7.000	07/25/42	264,002

				1,038,702

Sequential Floating Rate(d) – 4.7%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,907,266	0.406	09/20/66	2,066,026
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
	1,107,793	0.246	09/20/66	1,192,331
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(a)
	794,170	2.790	04/20/20	876,527
Darrowby PLC Series 2012- 1, Class A
GBP	44,807	2.265	02/20/44	71,478
FHLMC REMIC Series 4320, Class FD
	$602,082	0.586	07/15/39	605,529
FNMA REMIC Series 2007-33, Class HF
	49,394	0.537	04/25/37	49,635
Granite Master Issuer PLC Series 2005-1, Class A6
GBP	13,019	0.750	12/20/54	20,325
Granite Master Issuer PLC Series 2005-4, Class A6
	65,093	0.750	12/20/54	101,627

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
Granite Master Issuer PLC Series 2006-1X, Class A6
EUR	1,601,290	0.137%	12/20/54	$ 1,774,551
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	52,074	0.750	12/20/54	81,301
Granite Master Issuer PLC Series 2006-2, Class A6
	39,056	0.730	12/20/54	60,964
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$91,130	0.327	12/20/54	90,391
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	52,074	0.730	12/20/54	81,285
Granite Master Issuer PLC Series 2007-2, Class 2B1
	$500,000	0.425	12/17/54	489,968
Granite Master Issuer PLC Series 2007-2, Class 4A2
GBP	65,874	0.729	12/17/54	102,831
Granite Mortgages PLC Series 2003-2, Class 1B
	$64,002	1.255	07/20/43	63,865
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	125,214	1.049	07/20/43	196,306
Granite Mortgages PLC Series 2004-2, Class 3A
	182,085	0.892	06/20/44	284,558
Granite Mortgages PLC Series 2004-3, Class 2A1
	$47,666	0.561	09/20/44	47,417
Granite Mortgages PLC Series 2004-3, Class 3A2
GBP	131,528	0.952	09/20/44	205,876
GS Mortgage Securities Trust Series 2007-GG10, Class A4
	$5,387,144	5.795	08/10/45	5,755,722
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	45,252	0.284	09/21/38	52,610
Leek Finance PLC Series 2017X, Class A2C
	29,482	0.304	12/21/37	34,708
Leek Finance PLC Series 2018X, Class A2B
	$181,008	0.525	09/21/38	187,397
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(a)
	900,000	3.750	04/25/52	922,660
Quadrivio Finance Series 2011-1, Class A1
EUR	173,886	0.555	07/25/60	192,324
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(a)
	$71,913	1.570	12/25/59	71,650
Thrones PLC Series 2013-1, Class A
GBP	72,924	2.063	07/20/44	115,234

				15,795,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 19,002,252

Federal Agencies – 2.5%
FHLMC – 0.1%
	$282,016	7.000%	02/01/39	$ 330,688

FNMA – 2.4%
	65,027	6.000	06/01/22	73,722
	173,194	6.000	04/01/26	196,422
	86,872	6.000	07/01/32	98,582
	16,247	6.000	11/01/34	18,660
	903,202	6.000	10/01/35	1,030,985
	5,842	6.000	11/01/35	6,665
	335,833	6.000	10/01/36	387,363
	6,154	6.000	02/01/37	7,009
	259,526	6.000	06/01/37	294,509
	603,183	6.000	08/01/37	684,488
	188,490	6.000	09/01/37	213,897
	272,142	6.000	12/01/37	308,825
	347,936	6.000	07/01/38	394,949
	1,045,606	6.000	11/01/38	1,186,774
	284,736	6.000	12/01/38	323,108

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$722,384	6.000%	01/01/39	$ 827,936
	167,831	7.000	03/01/39	192,712
	420,187	6.000	07/01/39	477,182
	131,136	6.000	09/01/39	148,811
	44,700	6.000	10/01/39	50,737
	767,863	6.000	06/01/40	871,340
	33,469	6.000	10/01/40	37,980
	47,894	6.000	05/01/41	54,350
	14,112	6.000	09/01/41	16,018
	21,471	3.000	12/01/42	21,577
	34,783	3.000	01/01/43	34,945

				7,959,546

TOTAL FEDERAL AGENCIES				$ 8,290,234

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 27,292,486

Agency Debenture – 0.4%
FFCB
	$1,300,000	3.500%	12/20/23	$ 1,393,057

Asset-Backed Securities – 18.5%
Auto – 1.3%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
	$1,000,000	1.210%	03/20/17	$ 1,000,685
Ally Master Owner Trust Series 2012-5, Class A
	350,000	1.540	09/15/19	351,058
Ally Master Owner Trust Series 2015-2, Class A2
	2,050,000	1.830	01/15/21	2,042,993
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(d)
	900,000	0.566	01/15/18	900,626

				4,295,362

Collateralized Loan Obligations – 10.5%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(d)
	364,552	0.905	11/01/18	361,505
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(d)
	600,000	1.484	04/18/24	579,420
ACIS CLO Ltd. Series 2013-2A, Class A(a)(d)
	100,000	0.753	10/14/22	98,701
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(d)
	800,000	1.168	10/14/22	787,520
ARES XII CLO Ltd. Series 2007-12A, Class A(a)(d)
	1,699,031	0.892	11/25/20	1,679,661
B&M CLO Ltd. Series 2014-1A, Class A1(a)(d)
	600,000	1.654	04/16/26	593,482
B&M CLO Ltd. Series 2014-1A, Class A2(a)(d)
	100,000	2.204	04/16/26	98,756
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(d)
	447,065	0.529	04/29/19	438,672
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(d)
	550,117	0.548	02/01/22	541,811
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(d)
	1,003,154	0.548	02/01/22	987,630
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)(d)
	90,998	1.011	11/21/22	89,731
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(a)(d)
	1,200,000	1.333	12/14/23	1,177,646
Flagship CLO VI Series 2007-1A, Class A1A(a)(d)
	386,130	0.512	06/10/21	380,725
Franklin CLO VI Ltd. Series 6A, Class A(a)(d)
	885,792	0.509	08/09/19	855,881

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)(d)
$2,300,000	0.558%	05/01/22	$ 2,246,840
Grayson CLO Ltd. Series 2006-1A, Class A1A(a)(d)
160,091	0.523	11/01/21	156,086
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(a)(d)
1,650,000	1.727	07/25/27	1,631,850
ICG US CLO Ltd. Series 2014-1A, Class ACOM(a)(d)
1,100,000	1.545	04/20/26	1,077,340
Jasper CLO Ltd. Series 2005-1A, Class A(a)(d)
16,150	0.548	08/01/17	16,094
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)(d)
1,191,558	0.624	05/15/21	1,180,883
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)(d)
2,750,000	1.403	07/15/25	2,704,688
Magnetite VIII Ltd. Series 2014-8A, Class A(a)(d)
950,000	1.733	04/15/26	950,191
Magnetite VIII Ltd. Series 2014-8A, Class B(a)(d)
200,000	2.253	04/15/26	199,164
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(d)
300,000	1.524	11/22/23	297,450
OCP CLO Ltd. Series 2014-5A, Class ACOM(a)(d)
1,150,000	0.277	04/26/26	1,121,020
OFSI Fund V Ltd. Series 2013-5A, Class COMB(a)
300,000	1.592	04/17/25	294,000
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(a)(d)
1,050,000	1.440	03/20/25	1,022,910
Parallel Ltd. Series 2015-1A, Class A(a)(d)
1,250,000	1.736	07/20/27	1,246,750
Parallel Ltd. Series 2015-1A, Class B(a)(d)
250,000	2.336	07/20/27	247,600
Red River CLO Ltd. Series 1A, Class A(a)(d)
198,005	0.548	07/27/18	196,229
Shackleton CLO Ltd. Series 2014-5A, Class A(a)(d)
1,300,000	1.776	05/07/26	1,297,174
Shackleton CLO Ltd. Series 2014-5A, Class B1(a)(d)
300,000	2.276	05/07/26	299,818
SPS Servicer Advance Receivables Trust Series 2015-T1, Class A(a)
6,450,000	2.530	06/15/45	6,449,973
Westchester CLO Ltd. Series 2007-1X, Class A1A(d)
166,459	0.503	08/01/22	164,311
Whitehorse VIII Ltd. Series 2014-1A, Class A(a)(d)
1,250,000	1.778	05/01/26	1,239,655
Whitehorse VIII Ltd. Series 2014-1A, Class B(a)(d)
250,000	2.328	05/01/26	246,342
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(a)(d)
1,800,000	1.730	07/16/27	1,770,005
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(a)(d)
800,000	1.753	04/15/26	793,200

			35,520,714

Credit Card – 2.1%
Bank of America Credit Card Trust Series 2014-A1, Class A(d)
2,050,000	0.566	06/15/21	2,050,363
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A
2,800,000	1.390	01/15/21	2,795,047
Chase Issuance Trust Series 2015-A2, Class A
2,300,000	1.590	02/18/20	2,310,885

			7,156,295

Home Equity(a)(d) – 0.1%
Springleaf Mortgage Loan Trust Series 2013-2A, Class A
378,268	1.780	12/25/65	374,680

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(d) – 4.5%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
	$858,279	0.987%		02/25/41	$ 859,247
Educational Services of America, Inc. Series 2012-1, Class A1(a)
	116,621	1.337		09/25/40	118,368
Educational Services of America, Inc. Series 2014-1, Class A(a)
	1,542,394	0.987		02/25/39	1,539,992
EFS Volunteer No 3 LLC Series 2012-1, Class A2(a)
	500,000	1.187		02/25/25	503,894
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
	3,695,405	0.934		12/01/31	3,696,292
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
	2,372,606	1.187		05/20/30	2,397,820
Nelnet Student Loan Trust Series 2008-3, Class A4
	1,300,000	1.932		11/25/24	1,331,709
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
	235,281	0.887		12/26/31	234,340
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)
	115,128	0.737		05/25/27	115,738
SLC Student Loan Trust Series 2006-1, Class A4
	83,402	0.366		12/15/21	83,209
SLM Student Loan Trust Series 2003-12, Class A5(a)
	555,224	0.566		09/15/22	554,389
SLM Student Loan Trust Series 2006-2, Class A5
	3,200,000	0.387		07/25/25	3,176,571
SLM Student Loan Trust Series 2006-8, Class A4
	83,597	0.357		10/25/21	83,451
SLM Student Loan Trust Series 2006-9, Class A4
	79,876	0.347		10/25/22	79,752
SLM Student Loan Trust Series 2012-2, Class A
	160,420	0.887		01/25/29	160,689
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	148,061	0.413		03/01/25	147,991

					15,083,452

TOTAL ASSET-BACKED SECURITIES					$ 62,430,503

Foreign Debt Obligations – 4.6%
Sovereign – 4.6%
Dominican Republic
	$200,000	7.500%		05/06/21	$ 224,000
	520,000	5.500	(a)	01/27/25	521,300
	100,000	7.450		04/30/44	109,000
	110,000	6.850		01/27/45	112,475
Italy Buoni Poliennali Del Tesoro
EUR	800,000	3.750		05/01/21	1,001,734
	1,000,000	5.500		11/01/22	1,380,097
Kommunalbanken AS(a)
	$100,000	1.000		09/26/17	99,999
Republic of Croatia
	200,000	6.375		03/24/21	216,250
	200,000	5.500		04/04/23	205,750
Republic of Indonesia
	600,000	6.875	(a)	01/17/18	671,250
	320,000	6.875		01/17/18	358,000
Republic of Turkey
	170,000	7.000		09/26/16	181,687
Republic of Venezuela
	70,000	6.000		12/09/20	26,075
	50,000	9.000		05/07/23	19,500
	430,000	8.250		10/13/24	161,250

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela – (continued)
	$100,000	7.650%		04/21/25	$ 36,750
	50,000	11.750		10/21/26	21,625
	120,000	9.250		09/15/27	51,000
	150,000	9.250		05/07/28	57,750
	100,000	11.950		08/05/31	43,000
	30,000	9.375		01/13/34	11,775
	60,000	7.000		03/31/38	21,150
Spain Government Bond(a)
EUR	600,000	5.500		04/30/21	817,274
United Mexican States
MXN	11,405,530	0.000	(f)	07/02/15	724,628
	3,755,950	0.000	(f)	07/16/15	238,599
	8,765,820	0.000	(f)	07/23/15	555,960
	28,801,720	0.000	(f)	08/20/15	1,824,131
	17,014,090	0.000	(f)	09/10/15	1,076,107
	26,628,430	0.000	(f)	09/17/15	1,682,375
	41,838,570	0.000	(f)	10/01/15	2,639,989
	3,926,446	5.000		06/16/16	261,938

TOTAL FOREIGN DEBT OBLIGATIONS					$ 15,352,418

Municipal Debt Obligations – 1.7%
Massachusetts – 0.5%
Massachusetts State Development Finance Agency RB (Refunding-Taxable) (Simmons College) Series 2015 K-2
	$1,715,000	1.800%		10/01/16	$ 1,711,638

Michigan – 0.3%
Michigan State Finance Authority Revenue Detroit School District of Series 2014 E
	1,000,000	2.850		08/20/15	1,001,690

New Jersey – 0.4%
New Jersey Economic Development Authority RB Series B(f)
	550,000	0.000		02/15/16	542,531
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
	715,000	4.252		01/01/16	726,526

					1,269,057

Puerto Rico – 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	10,000	6.000		07/01/38	6,600
	15,000	6.000		07/01/44	9,825
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	15,000	5.500		07/01/28	10,239
	20,000	5.750		07/01/37	13,026
	30,000	5.250		07/01/42	18,675
	15,000	6.000		07/01/47	10,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	30,000	5.000		07/01/33	19,504
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750		07/01/41	6,125
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	35,000	5.500		07/01/32	21,219
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	5.875		07/01/36	6,200
	10,000	6.000		07/01/39	6,200

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
$10,000	6.000%		07/01/34	$ 6,276
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
10,000	5.500		07/01/26	6,327
10,000	5.125		07/01/37	6,026
65,000	5.500		07/01/39	39,487
25,000	5.000		07/01/41	14,937
Puerto Rico Commonwealth GO Bonds Series 2007 A
20,000	5.250		07/01/37	11,901
Puerto Rico Commonwealth GO Bonds Series 2014 A
1,205,000	8.000		07/01/35	813,375
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	6,190
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(f)
10,000	0.000		08/01/35	922
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)
10,000	0.000		08/01/37	773
10,000	0.000		08/01/38	722
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
5,000	5.250		08/01/40	3,100
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
5,000	5.250		08/01/27	2,750
120,000	0.000	(f)	08/01/32	63,029
60,000	5.750		08/01/37	33,000
5,000	6.375		08/01/39	2,769
350,000	6.000		08/01/42	193,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
25,000	0.000	(f)	08/01/33	9,573
40,000	5.500		08/01/37	22,000
45,000	5.375		08/01/39	24,750
105,000	5.500		08/01/42	57,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
20,000	5.375		08/01/38	11,000
5,000	6.000		08/01/39	2,763
190,000	5.250		08/01/41	104,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
5,000	5.000		08/01/43	2,750
20,000	5.250		08/01/43	11,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
90,000	5.500		08/01/28	49,500
50,000	6.125		08/01/29	27,875

				1,656,233

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 5,638,618

U.S. Treasury Obligations – 7.3%
United States Treasury Bonds
$609,000	3.625%		08/15/43	$ 669,772
600,000	3.625	(g)	02/15/44	659,526
United States Treasury Inflation Protected Securities
2,717,728	0.125		01/15/22	2,696,910
1,196,449	0.625		01/15/24	1,218,512
357,597	2.000		01/15/26	410,958
United States Treasury Notes
5,200,000	1.750		05/31/16	5,268,848
8,700,000	0.875		11/30/16	8,750,460
2,600,000	1.500	(g)	05/31/20	2,585,778
1,800,000	1.625		06/30/20	1,799,712
500,000	2.125		06/30/22	502,070

TOTAL U.S. TREASURY OBLIGATIONS				$ 24,562,546

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$960,000	1.465%	10/30/15	$ 4,972
Deutsche Bank AG Put - OTC - 5 year Interest Rate Swap Strike Price 2.078%
8,300,000	2.078	02/26/16	103,872
Deutsche Bank AG Call - OTC - 5 year Interest Rate Swap Strike Price 2.078%
8,300,000	2.078	02/26/16	118,191
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.513%
2,000,000	2.513	02/19/16	63,090
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.513%
2,000,000	2.513	02/19/16	38,983
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.750%
2,000,000	2.750	02/19/16	41,649
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.975%
2,000,000	2.975	02/19/16	26,654
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.000%
2,000,000	3.000	02/19/16	25,285
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.973%
3,800,000	2.973	02/22/16	51,272
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.650%
3,700,000	2.650	02/23/16	16,844
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.666%
3,700,000	2.666	02/23/16	16,262

TOTAL OPTIONS PURCHASED			$ 507,074

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$333,619,695

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 2.4%
Commercial Paper – 1.1%
Barclays Bank PLC
$2,217,000	1.020%	03/11/16	$ 2,217,000
Pall Corp.
1,600,000	0.477	07/31/15	1,599,373

			3,816,373

Repurchase Agreements(h) – 1.3%
Joint Repurchase Agreement Account II
4,200,000	0.125	07/01/15	4,200,000

TOTAL SHORT-TERM INVESTMENTS			$ 8,016,373

TOTAL INVESTMENTS – 101.4%			$341,636,068

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(4,586,920)

NET ASSETS – 100.0%			$337,049,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $85,616,220, which represents approximately 25.4% of net assets as of June 30, 2015.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	AUD/USD	09/16/15	$165,184	$214
	CHF/CAD	09/16/15	151,259	1,034
	GBP/EUR	09/16/15	327,007	11,355
	JPY/USD	09/16/15	341,294	5,294
	PHP/USD	07/03/15	164,651	651
	USD/AUD	09/16/15	319,612	2,431
	USD/KRW	08/03/15	168,468	532
	USD/MXN	07/29/15	667,597	12,525
	USD/MXN	09/18/15	1,671,501	31,516
	USD/PHP	07/03/15	160,776	1,224
BNP Paribas SA	BRL/USD	07/02/15	412,931	13,623
	JPY/USD	09/16/15	669,321	7,491
	KRW/USD	07/02/15	165,122	1,077
	SEK/NZD	09/16/15	144,993	7,266
	USD/EUR	09/16/15	1,581,466	12,117
	USD/KRW	07/02/15	165,122	878
	USD/KRW	07/31/15	167,903	97
	USD/MYR	07/07/15	144,552	2,770
Citibank NA (London)	EUR/GBP	09/16/15	334,762	58
	USD/CAD	09/16/15	257,264	4,233
	USD/KRW	07/17/15	327,350	650
	USD/NZD	09/16/15	292,553	6,535
	USD/RUB	07/29/15	76,429	765
Credit Suisse International (London)	EUR/USD	09/16/15	327,007	1,280
	USD/MXN	07/23/15	788,814	16,245
	USD/RUB	07/27/15	72,512	840
Deutsche Bank AG (London)	BRL/USD	07/02/15	24,625	154
	EUR/HUF	09/16/15	164,593	2,817
	EUR/USD	09/16/15	433,988	94
	JPY/USD	09/16/15	677,186	3,186
	MXN/USD	09/17/15	326,202	1,202
	SEK/EUR	09/16/15	609,661	7,622
	USD/EUR	09/16/15	3,394,564	29,676
	USD/KRW	07/22/15	161,674	2,326
	USD/KRW	07/27/15	165,959	2,041
	USD/MXN	08/20/15	1,798,435	53,642
	USD/MXN	09/10/15	1,596,631	29,031
	USD/MXN	09/17/15	494,161	5,839
HSBC Bank PLC	BRL/USD	07/02/15	335,773	6,721
	MYR/USD	07/31/15	169,920	1,920
	USD/BRL	07/02/15	48,542	497
	USD/CNH	09/16/15	462,892	278
	USD/KRW	07/17/15	327,353	647
	USD/MYR	07/07/15	86,679	—
	USD/RUB	07/29/15	77,261	865
JPMorgan Chase Bank NA	GBP/USD	07/15/15	670,864	13,365
	RUB/USD	07/09/15	161,314	937
	USD/BRL	07/02/15	162,468	532
	USD/MXN	07/02/15	719,761	14,481
	USD/MXN	10/01/15	283,228	4,674
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	321,724	5,635
	INR/USD	07/01/15	965,460	4,543
	INR/USD	07/31/15	100,397	40
	TRY/USD	09/16/15	214,751	6,152
	USD/INR	07/01/15	100,693	98

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Canada	USD/EUR	09/16/15	$325,891	$3,088
	USD/MXN	10/01/15	1,022,638	17,860
	USD/NZD	09/16/15	123,073	4,815
State Street Bank and Trust	USD/CAD	09/16/15	265,217	1,632
	USD/CNH	09/16/15	429,795	106
	USD/EUR	09/16/15	646,202	6,640
	USD/NZD	09/16/15	319,763	5,888
Westpac Banking Corp.	AUD/USD	09/16/15	165,184	1,085
	CAD/CHF	09/16/15	228,304	1,765
	CHF/CAD	09/16/15	75,712	299
	INR/USD	07/29/15	157,190	259
	USD/AUD	09/16/15	871,772	5,426
	USD/EUR	08/07/15	9,157,997	88,056
	USD/EUR	09/16/15	359,705	2,553
	USD/KRW	08/28/15	290,775	3,147
	USD/MYR	07/07/15	142,610	1,819
	USD/SEK	08/19/15	154,283	1,307

TOTAL				$487,461

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	KRW/USD	07/27/15	$166,296	$(1,704)
	NZD/USD	09/16/15	159,545	(4,162)
	USD/INR	07/01/15	268,543	(2,408)
BNP Paribas SA	EUR/USD	09/16/15	996,647	(11,210)
	MXN/USD	07/29/15	200,511	(2,932)
	MXN/USD	09/17/15	769,281	(9,859)
	PLN/USD	09/16/15	191,264	(4,398)
	USD/CNH	09/16/15	427,572	(51)
	USD/JPY	09/16/15	164,639	(639)
	USD/KRW	07/13/15	156,098	(342)
	USD/KRW	07/31/15	164,520	(585)
	USD/RUB	07/09/15	168,531	(4,531)
	USD/SGD	09/16/15	449,523	(511)
	USD/TRY	09/16/15	164,639	(1,639)
	USD/ZAR	09/16/15	168,373	(4,373)
Citibank NA (London)	AUD/USD	09/16/15	321,917	(4,578)
	GBP/USD	09/16/15	161,748	(1,873)
	HUF/USD	09/16/15	433,783	(9,820)
	PLN/USD	09/16/15	188,647	(3,242)
	USD/EUR	09/16/15	1,018,968	(8,058)
	USD/GBP	07/15/15	2,246,428	(46,913)
	USD/GBP	09/16/15	75,561	(1,894)
	USD/JPY	07/27/15	367,409	(5,745)
Credit Suisse International (London)	EUR/USD	09/16/15	327,007	(2,129)
	USD/JPY	09/16/15	673,051	(8,051)
	USD/RUB	07/27/15	94,440	(440)
Deutsche Bank AG (London)	CLP/USD	07/22/15	161,766	(2,234)
	EUR/USD	09/16/15	162,946	(293)
	MXN/USD	09/17/15	320,265	(10,884)
	MYR/USD	07/07/15	160,037	(1,963)
	USD/BRL	07/02/15	58,159	(1,848)
	USD/BRL	08/04/15	24,332	(140)
	USD/INR	07/01/15	167,429	(1,429)
	USD/KRW	08/03/15	169,759	(759)
	USD/SGD	09/16/15	168,383	(383)
	USD/TWD	07/29/15	336,104	(104)
	USD/TWD	08/03/15	169,475	(475)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

HSBC Bank PLC	BRL/USD	08/04/15	$168,034	$(163)
	EUR/GBP	09/16/15	331,450	(4,443)
	EUR/NOK	09/16/15	192,948	(471)
	HUF/USD	09/16/15	419,297	(2,424)
	MXN/USD	09/17/15	1,737,955	(19,421)
	USD/BRL	07/02/15	496,974	(9,974)
JPMorgan Chase Bank NA	EUR/USD	09/16/15	325,891	(1,996)
	MXN/USD	09/17/15	557,411	(9,510)
	MYR/USD	07/13/15	162,042	(958)
	NOK/EUR	09/16/15	192,477	(331)
	RUB/USD	07/02/15	161,767	(4,233)
	USD/CNH	09/16/15	169,085	(85)
	USD/INR	07/01/15	332,695	(3,695)
	USD/JPY	09/16/15	510,483	(6,483)
	USD/RUB	07/02/15	161,767	(992)
	USD/TRY	09/16/15	167,934	(4,934)
	USD/TWD	07/13/15	299,647	(2,000)
	USD/TWD	07/21/15	146,289	(29)
Morgan Stanley & Co. International PLC	USD/BRL	07/02/15	164,690	(2,690)
	USD/INR	07/01/15	96,101	(1,072)
	USD/JPY	09/16/15	856,748	(4,062)
Royal Bank of Canada	CAD/USD	09/16/15	337,643	(1,357)
	EUR/USD	08/07/15	228,518	(584)
	EUR/USD	09/16/15	660,711	(14,459)
	USD/BRL	07/02/15	164,220	(220)
	USD/MYR	07/07/15	418,386	(1,974)
State Street Bank and Trust	EUR/USD	09/16/15	323,659	(2,028)
	GBP/EUR	09/16/15	338,017	(678)
	GBP/USD	07/15/15	301,647	(1,129)
	USD/CAD	09/16/15	326,400	(1,400)
	USD/JPY	09/16/15	166,701	(1,544)
Westpac Banking Corp.	HUF/USD	09/16/15	419,106	(9,460)
	MYR/USD	07/13/15	162,519	(481)
	NZD/USD	09/16/15	433,670	(17,575)
	PLN/USD	09/16/15	205,952	(3,121)
	USD/CNH	09/16/15	328,433	(433)
	USD/EUR	09/16/15	222,894	(434)
	USD/JPY	09/16/15	164,718	(718)
	USD/SGD	09/16/15	450,227	(955)

TOTAL				$(301,115)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	15	September 2015	$1,449,682	$4,705
Canada 10 Year Government Bonds	25	September 2015	2,802,242	15,985
French 10 Year Government Bonds	(9)	September 2015	(1,469,628)	2,138
Italian 10 Year Government Bonds	9	September 2015	1,306,481	(8,598)
Ultra Long U.S. Treasury Bonds	(17)	September 2015	(2,619,063)	89,955
5 Year German Euro-Bobl	283	September 2015	40,882,805	113,088
10 Year German Euro-Bund	13	September 2015	2,202,943	22,556
2 Year U.S. Treasury Notes	204	September 2015	44,663,250	62,472
5 Year U.S. Treasury Notes	480	September 2015	57,243,750	53,763
10 Year U.S. Treasury Notes	(78)	September 2015	(9,841,406)	(45,873)
20 Year U.S. Treasury Bonds	11	September 2015	1,659,281	12,232

TOTAL				$322,423

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	KRW	126,360	05/10/23	3 month KWCDC	2.735%	$(4,951)
		141,900	05/20/23	3 month KWCDC	2.830	(6,451)
		141,900	05/20/23	3 month KWCDC	2.840	(6,549)

TOTAL						$(17,951)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CAD	17,000		04/21/17	1.000%	6 month CDOR	$(7,940)	$35,000
	NOK	25,830		05/11/17	1.000	3 month NIBOR	(27,673)	7,558
		15,980	(a)	07/01/17	1.000	3 month NIBOR	(13,101)	1,995
		$3,930	(a)	05/05/20	2.175	3 month LIBOR	1,300	(18,037)
	EUR	670	(a)	05/11/20	0.600	6 month EURO	(11,572)	9,296
		430	(a)	05/22/20	0.550	6 month EURO	(5,918)	3,601
		1,600	(a)	09/16/20	0.500	6 month EURO	(5,708)	1,138
		$11,200	(a)	09/16/20	3 month LIBOR	2.250%	(147,915)	(52,578)
	SEK	50,190	(a)	09/16/20	3 month STIBOR	0.750	32,236	(6,347)
		$4,300	(a)	06/24/21	2.923	3 month LIBOR	(2,564)	5,055
	EUR	970	(a)	09/16/22	6 month EURO	0.750	(2,082)	9,140
		3,230	(a)	05/15/24	1.000	6 month EURO	(19,402)	4,083
		2,340	(a)	05/15/24	1.100	6 month EURO	11,111	(53)
		1,340	(a)	05/15/24	6 month EURO	0.800	8,180	23,551
		3,090	(a)	02/27/25	1.150	6 month EURO	20,177	(121,964)
		5,940	(a)	05/11/25	1.568	6 month EURO	(8,058)	(68,336)
		3,410	(a)	06/08/25	1.850	6 month EURO	(10,504)	14,879
	SEK	2,880	(a)	09/16/25	1.750	3 month STIBOR	5,527	(2,881)
	EUR	4,350	(a)	09/16/25	2.000	6 month EURO	14,093	14,157
	GBP	1,140	(a)	09/16/25	2.250	6 month BP	(210)	12,650
	CAD	640	(a)	09/16/25	2.750	6 month CDOR	19,043	6,222
		$8,630	(a)	09/16/25	3 month LIBOR	2.750	(216,464)	30,325
	NZD	380	(a)	09/16/25	3 month NZDOR	4.250	(2,168)	(4,625)
	GBP	3,240	(a)	09/16/25	6 month BP	2.750	(7,212)	(20,065)
	EUR	1,040	(a)	09/16/25	6 month EURO	1.250	(21,699)	15,518
	JPY	126,370	(a)	09/16/25	6 month JYOR	0.750	(2,677)	(6,574)
	SEK	40,770	(a)	12/16/25	1.500	3 month STIBOR	(175,215)	(70,385)
	EUR	13,050	(a)	12/16/25	1.500	6 month EURO	(242,179)	(44,148)
		$13,200	(a)	12/16/25	3 month LIBOR	3.000	45,155	95,028
	GBP	1,280	(a)	12/16/25	6 month BP	2.750	(18,825)	9,417
	JPY	481,670	(a)	12/16/25	6 month JYOR	1.000	11,292	(639)
		$1,280	(a)	05/05/27	3 month LIBOR	2.606	(952)	40,022
		1,100	(a)	06/24/29	3 month LIBOR	3.218	3,067	(2,509)
	EUR	3,000	(a)	02/27/30	6 month EURO	1.350	(72,198)	273,322
		1,760	(a)	06/08/30	6 month EURO	2.100	(3,944)	(6,022)
		1,530	(a)	09/16/30	6 month EURO	1.500	(41,043)	47,774
		900	(a)	02/27/35	1.400	6 month EURO	25,989	(111,751)
		2,230	(a)	05/11/35	6 month EURO	1.695	30,996	90,187
	JPY	212,640	(a)	09/16/45	1.500	6 month JYOR	(26,298)	27,368
	GBP	1,350	(a)	09/16/45	6 month BP	2.750	(115,173)	(75,499)

TOTAL							$(980,528)	$164,873

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 21	$3,625	1.000%	12/20/18	0.520%	$61,686	$(1,541)
CDX North America High Yield Index 21	5,747	5.000	12/20/18	2.503	370,262	103,590

TOTAL					$431,948	$102,049

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or counterparty to make or receive a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$344,013,022

Gross unrealized gain	1,211,305
Gross unrealized loss	(3,588,259)

Net unrealized security loss	$(2,376,954)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Board of Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

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June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Board of Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Board of Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2015:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$304,841,550	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	3,984,928	18,766,238	—
Asset-Backed Securities	—	84,698,496	—
Foreign Debt Obligations	—	4,961,131	—
Investment Company	56,823,706	—	—
Short-term Investments	—	18,531,173	—
Total	$60,808,634	$431,798,588	$—

Derivative Type
Assets(a)
Futures Contracts	$46,112	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$209,373,835	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	143,771,109	35,328,466	—
Asset-Backed Securities	—	22,788,022	—
Municipal Debt Obligation	—	2,286,340	—
Government Guarantee Obligations	—	7,869,685	—
Investment Company	65,550,147	—	—
Total	$209,321,256	$277,646,348	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,995,938)	$—

Derivative Type
Assets
Options Purchased	$—	$7,458	$—
Futures Contracts(a)	203,217	—	—
Interest Rate Swap Contracts(a)	—	66,320	—
Total	$203,217	$73,778	$—
Liabilities(a)
Futures Contracts	$(34,128)	$—	$—
Interest Rate Swap Contracts	—	(29,967)	—
Total	(34,128)	(29,967)	—
(a) Amount shown represents unrealized gain (loss) at period end.

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$3,401,690	$—
Mortgage-Backed Obligations	—	136,576,215	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	17,007,947	56,247,684	—
Asset-Backed Securities	—	177,823,585	—
Foreign Debt Obligation	—	13,099,214	—
Government Guarantee Obligation	—	4,103,167	—
Investment Company	56,274,817	—	—
Total	$73,282,764	$391,251,555	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,983,750)	$—

Derivative Type
Assets
Options Purchased	$—	$931,790	$—
Futures Contracts(a)	59,460	—	—
Interest Rate Swap Contracts(a)	—	136,443
Total	$59,460	$1,068,233	$—
Liabilities(a)
Futures Contracts	$(57,657)	$—	$—
Interest Rate Swap Contracts	—	(151,570)
Total	$(57,657)	$(151,570)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$132,273,825	$—	$—
Short-term Investments	—	1,200,000	—
Total	$132,273,825	$1,200,000	$—

Derivative Type
Assets
Options Purchased	$—	$10,720	$—
Futures Contracts(a)	140,109	—	—
Interest Rate Swap Contracts(a)	—	96,215	—
Total	$140,109	$106,935	$—
Liabilities(a)
Futures Contracts	$(108,188)	$—	$—
Interest Rate Swap Contracts	—	(64,430)	—
Total	(108,188)	(64,430)	—
(a) Amount shown represents unrealized gain (loss) at period end.

LIMITED MATURITY OBLIGATIONS

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$2,857,022	$—
Municipal Debt Obligations	—	3,757,680	—
Short-term Investments	—	3,390,000	—
Total	$—	$10,004,702	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$419,386,989	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	593,988,257	320,012,252	—
Government Guarantee Obligation	—	19,797,782	—
Investment Company	90,656,275	—	—
Total	$684,644,532	$759,197,023	$—

Derivative Type
Assets
Options Purchased	$—	$1,035,748	$—
Futures Contracts(a)	1,836,989	—	—
Interest Rate Swap Contracts(a)	—	292,080	—
Total	$1,836,989	$1,327,828	$—
Liabilities(a)
Futures Contracts	$(139,181)	$—	$—
Interest Rate Swap Contracts	—	(3,686,899)	—
Total	$(139,181)	$(3,686,899)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$196,442,993	$—
Mortgage-Backed Obligations	—	26,415,959	876,527
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,562,546	1,393,057	—
Asset-Backed Securities	—	59,166,148	3,264,355
Foreign Debt Obligations	2,381,831	12,970,587	—
Municipal Debt Obligations	—	5,638,618	—
Short-term Investments	—	8,016,373	—
Total	$26,944,377	$310,043,735	$4,140,882

Derivative Type
Assets
Options Purchased	$—	$507,074	$—
Forward Foreign Currency Exchange Contracts(a)	—	487,461	—
Futures Contracts(a)	—	376,894	—
Interest Rate Swap Contracts(a)	—	777,286	—
Credit Default Swap Contracts(a)	—	103,590	—
Total	$—	$2,252,305	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(301,115)	$—
Futures Contracts	—	(54,471)	—
Interest Rate Swap Contracts	—	(630,364)	—
Credit Default Swap Contracts	—	(1,541)	—
Total	$—	$(987,491)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the period ended June 30, 2015:

	Mortgage-Backed Obligations	Asset-Backed Securities
Beginning Balance as of April 1, 2015	$—	$—
Realized gain (loss)	—	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	45,904	—
Purchases	830,623	3,264,355
Sales	—	—
Amortization	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance as of June 30, 2015	$876,527	$3,264,355

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Inflation Protected Securities	$1,200,000	$1,200,004	$1,224,157
Limited Maturity Obligations	2,900,000	2,900,010	2,958,381
Short Duration Income	4,200,000	4,200,015	4,284,551

REPURCHASE AGREEMENTS — At June 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Inflation Protected Securities	Limited Maturity Obligations	Short Duration Income
BNP Paribas Securities Co.	0.090%	$465,426	$1,124,778	$1,628,989
Citigroup Global Markets, Inc.	0.150	199,468	482,048	698,138
Merrill Lynch & Co., Inc.	0.150	535,106	1,293,174	1,872,873
TOTAL		$1,200,000	$2,900,000	$4,200,000

At June 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.175% to 3.040%	03/27/17 to 06/17/24
Federal Home Loan Banks	1.625 to 5.375	12/09/16 to 05/15/19
Federal Home Loan Mortgage Corp.	1.250 to 6.500	11/17/15 to 07/01/45
Federal National Mortgage Association	0.000 to 7.000	10/01/15 to 06/01/45
Government National Mortgage Association	2.500 to 8.500	05/15/24 to 05/15/45
United States Treasury Notes	0.068 to 2.625	07/15/16 to 11/15/24
United States Treasury Stripped Securities	0.000	02/15/18 to 05/15/45

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 28, 2015

*	Print the name and title of each signing officer under his or her signature.